UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-6115
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2018

Date of reporting period:  November 30, 2017

Item 1. Schedule of Investments.

PMC Core Fixed Income Fund
Schedule of Investments
November 30, 2017 (Unaudited)

	Principal
	Amount	Value
ASSET-BACKED SECURITIES - 11.06%
Accredited Mortgage Loan Trust
2005-3, 1.720% (1 Month LIBOR USD + 0.480%), 09/25/2035 (c)	$188,000	$180,633
Aegis Asset Backed Securities Trust
2005-3, 1.809% (1 Month LIBOR USD + 0.480%), 08/25/2035 (c)	330,000	326,480
Ally Auto Receivables Trust
2017-3, 1.530%, 03/16/2020	360,000	359,670
American Airlines Trust
2014-1, 4.375%, 10/01/2022	383,669	393,510
AmeriCredit Automobile Receivables Trust
2013-5, 2.290%, 11/08/2019	109,587	109,695
Ameriquest Mortgage Securities, Inc.
2003-10, 2.087% (1 Month LIBOR USD + 0.760%), 12/25/2033 (c)	114,833	114,443
2004-R2, 2.019% (1 Month LIBOR USD + 0.690%), 04/25/2034 (c)	92,094	92,617
2005-R7, 1.829% (1 Month LIBOR USD + 0.500%), 09/25/2035 (c)	150,000	150,846
Argent Securities, Inc.
2005-W2, 1.819% (1 Month LIBOR USD + 0.490%), 10/25/2035 (c)	420,000	419,271
Asset Backed Funding Certificates
2004-OPT3, 2.109% (1 Month LIBOR USD + 0.780%), 11/25/2033 (c)	441,841	438,367
BA Credit Card Trust
2015-2A, 1.360%, 09/15/2020	392,000	391,673
CAL Funding III Ltd.
2017-1A, 3.620%, 06/25/2042 (b)	932,458	932,112
Capital One Multi-Asset Execution Trust
2014-4A, 1.610% (1 Month LIBOR USD + 0.360%), 06/15/2022 (a)	2,560,000	2,570,766
CarFinance Capital Auto Trust
2015-1A, 1.750%, 06/15/2021 (b)	22,996	22,981
Carlyle Global Market Strategies
2017-1A, 2.663% (3 Month LIBOR USD + 1.300%), 04/21/2031 (a)(b)	1,375,000	1,391,389
Carrington Mortgage Loan Trust
2005-OPT2, 2.304% (1 Month LIBOR USD + 0.980%), 05/25/2035 (c)	100,000	101,243
2006-RFC1, 1.479% (1 Month LIBOR USD + 0.150%), 05/25/2035 (c)	58,637	58,675
2005-NC3, 1.789% (1 Month LIBOR USD + 0.460%), 06/25/2035 (c)	164,740	165,823
2005-NC5, 1.808% (1 Month LIBOR USD + 0.480%), 10/25/2035 (c)	280,000	276,198
2006-NC1, 1.639% (1 Month LIBOR USD + 0.310%), 01/25/2036 (c)	380,000	376,154
Cedar Funding VI CLO Ltd.
2016-6A, 2.777% (3 Month LIBOR USD + 1.470%), 10/20/2028 (a)(b)	1,480,000	1,500,326
Centex Home Equity Loan Trust
2005-D, 1.808% (1 Month LIBOR USD + 0.480%), 10/25/2035 (c)	435,000	436,437
Chase Issuance Trust
2015-5A, 1.360%, 04/15/2020	180,000	179,882
Citibank Credit Card Issuance Trust
2016-A1, 1.750%, 11/19/2021	2,470,000	2,456,539
Citigroup Mortgage Loan Trust, Inc.
2005-HE2, 2.079% (1 Month LIBOR USD + 0.750%), 05/25/2035 (a)(b)	10,653	10,670
2006-WFHE4, 1.608% (1 Month LIBOR USD + 0.280%), 11/25/2036 (c)	227,000	224,399
CLI Funding LLC
2013-1A, 2.830%, 03/18/2028 (b)	103,467	102,269
2013-2A, 3.220%, 06/18/2028 (b)	65,325	65,117
CWABS, Inc.
2004-5, 1.829% (1 Month LIBOR USD + 0.500%), 10/25/2034 (c)	433,955	428,237
2005-AB1, 1.959% (1 Month LIBOR USD + 0.630%), 08/25/2035 (c)	634,372	634,208
Discover Card Execution Note Trust
2013-A6, 1.700% (1 Month LIBOR USD + 0.450%), 04/15/2021 (a)	1,000,000	1,003,563
ECAF I Ltd.
2015-1A, 3.473%, 06/15/2040 (b)	398,492	394,697
EquiFirst Mortgage Loan Trust
2003-2, 2.389% (1 Month LIBOR USD + 1.130%), 09/25/2033 (c)	389,125	383,812
Fieldstone Mortgage Investment Trust
2005-1, 2.454% (1 Month LIBOR USD + 1.130%), 03/25/2035 (c)	141,790	139,456

First Franklin Mortgage Loan Trust
2005-FF1, 2.064% (1 Month LIBOR USD + 0.740%), 12/25/2034 (c)	79,402	80,506
2004-FFH4, 2.904% (1 Month LIBOR USD + 1.580%), 01/25/2035 (c)	79,099	79,906
Flagship Credit Auto Trust
2014-1, 2.550%, 02/18/2020 (b)	15,750	15,766
2015-2, 1.980%, 10/15/2020 (b)	118,362	118,445
Fremont Home Loan Trust
2005-2, 2.079% (1 Month LIBOR USD + 0.750%), 06/25/2035 (c)	330,000	331,172
Goldentree Loan Management US Clo 2 Ltd.
2017-2A, 2.724% (3 Month LIBOR USD + 1.150%), 11/28/2030 (a)(b)	1,525,000	1,525,000
GSAA Home Equity Trust
2005-5, 3.054% (1 Month LIBOR USD + 1.730%), 02/25/2035 (c)	420,000	399,221
GSAMP Trust
2002-HE2, 5.783% (1 Month LIBOR USD + 4.500%), 10/20/2032 (c)	221,825	223,491
Home Equity Mortgage Loan Asset-Backed Trust
2005-D, 1.679% (1 Month LIBOR USD + 0.350%), 03/25/2036 (c)	115,000	114,911
Home Equity Mortgage Trust
2004-5, 2.929% (1 Month LIBOR USD + 1.600%), 02/25/2035 (c)	45,754	45,746
JP Morgan Mortgage Acquisition Trust
2007-CH1, 1.609% (1 Month LIBOR USD + 0.280%), 11/25/2036 (c)	310,000	307,454
Madison Park Funding XXVI Ltd
2017-26A, 2.523% (3 Month LIBOR USD + 1.200%), 07/29/2030 (a)(b)	1,355,000	1,362,799
Morgan Stanley ABS Capital I, Inc. Trust
2003-HE1, 2.529% (1 Month LIBOR USD + 1.200%), 05/25/2033 (c)	215,934	214,671
2004-NC8, 2.244% (1 Month LIBOR USD + 0.920%), 09/25/2034 (c)	616,424	623,186
2005-HE3, 2.304% (1 Month LIBOR USD + 0.980%), 07/25/2035 (c)	392,010	396,647
Morgan Stanley Dean Witter Capital I, Inc. Trust
2002-AM2, 2.454% (1 Month LIBOR USD + 1.130%), 05/25/2032 (c)	79,746	80,126
Morgan Stanley Home Equity Loan Trust
2005-1, 2.379% (1 Month LIBOR USD + 1.050%), 12/25/2034 (c)	300,000	298,345
Navient Student Loan Trust
2016-6A, 1.808% (1 Month LIBOR USD + 0.480%), 03/25/2066 (a)(b)	274,167	274,668
2017-3A, 1.628% (1 Month LIBOR USD + 0.300%), 07/26/2066 (a)(b)	386,248	386,783
2017-1A, 1.728% (1 Month LIBOR USD + 0.400%), 07/26/2066 (a)(b)	277,287	277,631
Newcastle Mortgage Securities Trust
2006-1, 1.609% (1 Month LIBOR USD + 0.280%), 03/25/2036 (c)	17,367	17,409
Octagon Investment Partners 30 Ltd.
2017-1A, 2.683% (3 Month LIBOR USD + 1.320%), 03/17/2030 (a)(b)	550,000	557,761
OneMain Financial Issuance Trust
2014-2A, 2.470%, 09/18/2024 (b)	9,853	9,870
2015-2A, 2.570%, 07/18/2025 (b)	96,058	96,175
2015-1A, 3.190%, 03/18/2026 (b)	255,000	257,035
Popular ABS Mortgage Pass-Through Trust
2005-2, 1.589% (1 Month LIBOR USD + 0.260%), 04/25/2035 (c)	175,996	174,126
RAMP Trust
2005-RZ2, 1.889% (1 Month LIBOR USD + 0.560%), 03/25/2035 (c)	330,000	329,224
2006-RZ3, 1.679% (1 Month LIBOR USD + 0.350%), 08/25/2036 (c)	280,000	264,586
RASC Trust
2005-EMX2, 1.979% (1 Month LIBOR USD + 0.650%), 07/25/2035 (c)	177,357	179,632
2005-KS12, 1.789% (1 Month LIBOR USD + 0.460%), 01/25/2036 (c)	390,000	389,026
Santander Drive Auto Receivables Trust
2013-5, 2.250%, 06/17/2019	16,367	16,374
2014-2, 2.330%, 11/15/2019	73,053	73,185
2014-1, 2.360%, 04/15/2020	47,466	47,502
2014-3, 2.130%, 08/17/2020	78,379	78,452
SoFi Professional Loan Program LLC
2014-A, 2.838% (1 Month LIBOR USD + 1.600%), 06/25/2025 (a)(b)	41,862	42,508
Soundview Home Loan Trust
2005-OPT3, 1.799% (1 Month LIBOR USD + 0.470%), 11/25/2035 (c)	405,000	398,949
2006-1, 1.629% (1 Month LIBOR USD + 0.300%), 02/25/2036 (c)	234,704	235,256
2005-4, 1.799% (1 Month LIBOR USD + 0.470%), 03/25/2036 (c)	495,000	491,099
Springleaf Funding Trust
2015-AA, 3.160%, 11/15/2024 (b)	335,000	336,579
Structured Asset Investment Loan Trust
2004-6, 2.129% (1 Month LIBOR USD + 0.800%), 07/25/2034 (c)	184,738	183,458
2004-8, 1.879% (1 Month LIBOR USD + 0.550%), 09/25/2034 (c)	216,516	211,961

Structured Asset Securities Corp.
2005-WF1, 1.989% (1 Month LIBOR USD + 0.660%), 02/25/2035 (c)	711,616	712,384
2005-NC1, 1.849% (1 Month LIBOR USD + 0.520%), 02/25/2035 (c)	440,000	442,635
Structured Asset Securities Corp. Mortgage Loan Trust
2005-NC2, 1.759% (1 Month LIBOR USD + 0.430%), 05/25/2035 (c)	84,074	84,436
2006-AM1, 1.489% (1 Month LIBOR USD + 0.160%), 04/25/2036 (c)	67,761	67,663
TAL Advantage V LLC
2014-2A, 3.330%, 05/20/2039 (b)	131,789	130,943
Textainer Marine Containers V Ltd.
2017-1A, 3.720%, 05/20/2042 (b)	170,396	171,774
2017-2A, 3.520%, 06/20/2042 (b)	558,443	558,151
Towd Point Mortgage Trust
2015-6, 3.500%, 04/25/2055 (b)(d)	88,422	90,343
2016-3, 2.250%, 08/25/2055 (b)(d)	76,371	75,965
2016-2, 2.750%, 08/25/2055 (b)(d)	83,115	83,275
2017-5, 1.929% (1 Month LIBOR USD + 0.600%), 02/26/2057 (a)(b)	1,673,433	1,681,354
2017-2, 2.750%, 04/25/2057 (b)(d)	460,967	462,091
2017-3, 2.750%, 06/25/2057 (b)(d)	895,289	898,054
2017-4, 2.750%, 06/25/2057 (b)(d)	453,127	453,297
Toyota Auto Receivables Owner Trust
2017-B, 1.460%, 01/15/2020	600,000	599,243
UAL Pass Through Trust
2007-1, 6.636%, 01/02/2024	222,697	242,629
Verizon Owner Trust
2016-2A, 1.680%, 05/20/2021 (b)	510,000	507,294
Voya CLO Ltd.
2014-2A, 2.603% (3 Month LIBOR USD + 1.250%), 04/17/2030 (a)(b)	1,380,000	1,385,414
Wind River CLO Ltd.
2017-2A, 2.544% (3 Month LIBOR USD + 1.230%), 07/20/2030 (a)(b)	1,440,000	1,447,380
TOTAL ASSET-BACKED SECURITIES (Cost $37,438,406)		38,473,124

CORPORATE BONDS - 21.67%
Accommodation - 0.05%
Wynn Las Vegas LLC
5.250%, 05/15/2027 (b)	160,000	163,299
Administrative and Support Services - 0.09%
Scientific Games International, Inc.
7.000%, 01/01/2022 (b)	295,000	311,963
Beverage and Tobacco Product Manufacturing - 0.10%
Anheuser-Busch InBev Finance, Inc.
4.700%, 02/01/2036	300,000	333,443
Broadcasting (except Internet) - 0.59%
Discovery Communications LLC
2.950%, 03/20/2023	1,220,000	1,200,009
5.000%, 09/20/2037	445,000	447,037
5.200%, 09/20/2047 (g)	350,000	347,908
Sirius XM Radio, Inc.
5.375%, 07/15/2026 (b)	66,000	69,217
		2,064,171
Capital Goods - 0.64%
General Electric Co.
5.000% to 01/21/2021, then 3 Month LIBOR USD + 3.330% (a)(g)(i)	2,144,000	2,227,080
Chemical Manufacturing - 0.57%
Abbott Laboratories
4.900%, 11/30/2046 (g)	485,000	542,049
AbbVie, Inc.
3.200%, 11/06/2022	45,000	45,652
4.450%, 05/14/2046	490,000	517,803
Church & Dwight Co., Inc.
2.450%, 08/01/2022	500,000	494,850
Dow Chemical Co.
4.625%, 10/01/2044	40,000	42,998
Gilead Sciences, Inc.
4.600%, 09/01/2035	300,000	331,765
		1,975,117
Clothing and Clothing Accessories Stores - 0.06%
L Brands, Inc.
6.875%, 11/01/2035	200,000	203,000

Computer and Electronic Product Manufacturing - 1.29%
Apple, Inc.
3.000%, 06/20/2027	1,200,000	1,193,097
4.650%, 02/23/2046	520,000	595,258
4.250%, 02/09/2047	220,000	235,621
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.875%, 01/15/2027 (b)	980,000	962,133
Dell International LLC
5.450%, 06/15/2023 (b)	780,000	842,269
6.020%, 06/15/2026 (b)	315,000	346,852
QUALCOMM, Inc.
2.600%, 01/30/2023	320,000	310,488
		4,485,718
Credit Intermediation and Related Activities - 3.31%
Bank of America Corp.
2.369% to 07/21/2020, then 3 Month LIBOR USD + 0.660%, 07/21/2021 (a)(g)	845,000	842,441
4.200%, 08/26/2024	465,000	488,806
3.950%, 04/21/2025	585,000	602,344
3.875%, 08/01/2025	1,355,000	1,421,937
3.500%, 04/19/2026	400,000	407,266
Capital One Bank USA NA
3.375%, 02/15/2023	610,000	617,377
Capital One Financial Corp.
2.500%, 05/12/2020	245,000	245,081
Capital One NA
2.528% (3 Month LIBOR USD + 1.150%), 01/30/2023 (a)	500,000	503,453
Citigroup, Inc.
2.700%, 03/30/2021	775,000	778,753
4.050%, 07/30/2022	65,000	67,828
3.200%, 10/21/2026	1,095,000	1,080,007
General Motors Financial Co., Inc.
3.700%, 11/24/2020	525,000	539,565
3.200%, 07/06/2021	150,000	151,846
4.000%, 10/06/2026	600,000	606,458
5.750% to 09/30/2027, then 3 Month LIBOR USD + 3.600% (a)(g)(i)	490,000	504,622
HSBC Bank USA, N.A.
4.875%, 08/24/2020	480,000	509,910
JPMorgan Chase & Co.
2.700%, 05/18/2023	1,255,000	1,246,712
Regions Bank
2.250%, 09/14/2018	250,000	250,378
Wells Fargo & Co.
3.069%, 01/24/2023	645,000	650,754
		11,515,538
Data Processing, Hosting and Related Services - 0.43%
Hewlett Packard Enterprise Co.
2.100%, 10/04/2019 (b)	1,075,000	1,068,015
4.900%, 10/15/2025 (g)	425,000	443,295
		1,511,310
Educational Services - 0.02%
George Washington University
3.485%, 09/15/2022	75,000	77,055
Food and Beverage Stores - 0.29%
Kroger Co.
2.800%, 08/01/2022	1,000,000	999,793
Food Manufacturing - 0.39%
Smithfield Foods, Inc.
2.700%, 01/31/2020 (b)	330,000	328,991
Tyson Foods, Inc.
3.550%, 06/02/2027 (g)	1,015,000	1,030,653
		1,359,644
Funds, Trusts, and Other Financial Vehicles - 0.02%
Sabra Health Care LP
5.375%, 06/01/2023	65,000	67,437
General Merchandise Stores - 0.01%
JC Penney Corp., Inc.
5.650%, 06/01/2020	25,000	23,219

Hospitals - 0.30%
Community Health Systems, Inc.
5.125%, 08/01/2021	127,000	119,697
HCA, Inc.
4.750%, 05/01/2023	83,000	86,839
HealthSouth Corp.
5.750%, 09/15/2025	420,000	437,850
Tenet Healthcare Corp.
4.625%, 07/15/2024 (b)	400,000	395,500
		1,039,886
Insurance Carriers and Related Activities - 0.76%
American International Group, Inc.
3.300%, 03/01/2021 (g)	674,000	689,198
3.900%, 04/01/2026	646,000	667,986
Fidelity & Guaranty Life Holdings, Inc.
6.375%, 04/01/2021 (b)	165,000	167,681
Prudential Financial, Inc.
4.500% to 09/15/2027, then 3 Month LIBOR USD + 2.380%, 09/15/2047 (a)	1,105,000	1,121,575
		2,646,440
Merchant Wholesalers, Nondurable Goods - 0.30%
Cardinal Health, Inc.
3.079%, 06/15/2024	305,000	300,402
Sherwin-Williams Co.
3.125%, 06/01/2024	750,000	753,560
		1,053,962
Miscellaneous Manufacturing - 0.33%
Becton Dickinson and Co.
3.363%, 06/06/2024	1,150,000	1,151,071
Nonstore Retailers - 0.63%
Amazon.com, Inc.
3.150%, 08/22/2027 (b)(g)	2,035,000	2,035,174
Suburban Propane Partners LP
5.750%, 03/01/2025	160,000	158,800
		2,193,974
Oil and Gas Extraction - 1.18%
Concho Resources, Inc.
3.750%, 10/01/2027	645,000	648,748
EQT Corp.
3.900%, 10/01/2027 (g)	1,015,000	998,250
Noble Energy, Inc.
4.150%, 12/15/2021	843,000	882,592
3.850%, 01/15/2028	995,000	990,569
6.000%, 03/01/2041	40,000	46,780
5.250%, 11/15/2043	515,000	556,703
		4,123,642
Performing Arts, Spectator Sports, and Related Industries - 0.32%
Viacom, Inc.
4.375%, 03/15/2043	785,000	658,680
5.875% to 02/28/2022, then 3 Month LIBOR USD + 3.900%, 02/28/2057 (a)(g)	445,000	439,583
		1,098,263
Pipeline Transportation - 1.07%
Crestwood Midstream Partners LP
6.250%, 04/01/2023	220,000	228,800
Energy Transfer LP
4.150%, 10/01/2020	250,000	258,528
3.600%, 02/01/2023	600,000	601,617
6.500%, 02/01/2042	375,000	422,027
Energy Transfer Partners LP
6.625% to 02/15/2028, then 3 Month LIBOR USD + 4.155% (a)(g)(i)	1,645,000	1,625,466
MPLX LP
4.125%, 03/01/2027	315,000	320,708
Phillips 66 Partners LP
3.605%, 02/15/2025	95,000	95,422
Williams Partners LP
5.400%, 03/04/2044	145,000	159,823
		3,712,391

Plastics and Rubber Products Manufacturing - 0.31%
Newell Brands, Inc.
3.850%, 04/01/2023	737,000	764,819
4.200%, 04/01/2026	309,000	323,565
		1,088,384
Professional, Scientific, and Technical Services - 0.18%
VMware, Inc.
2.300%, 08/21/2020	620,000	617,459
Publishing Industries (except Internet) - 0.14%
Microsoft Corp.
4.500%, 02/06/2057	435,000	500,499
Real Estate - 0.77%
American Tower Corp.
2.800%, 06/01/2020	670,000	675,484
Digital Realty Trust LP
3.950%, 07/01/2022	1,010,000	1,057,789
2.750%, 02/01/2023	520,000	515,469
EPR Properties
5.750%, 08/15/2022	380,000	416,436
		2,665,178
Rental and Leasing Services - 0.57%
Ford Motor Credit Co. LLC
2.425%, 06/12/2020	480,000	478,268
3.157%, 08/04/2020	350,000	355,452
3.336%, 03/18/2021	1,145,000	1,167,385
		2,001,105
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.49%
BAT Capital Corp.
2.764%, 08/15/2022 (b)	1,580,000	1,568,541
4.540%, 08/15/2047 (b)	825,000	856,356
Goldman Sachs Group, Inc.
2.875%, 02/25/2021	50,000	50,378
3.232% (3 Month LIBOR USD + 1.770%), 02/25/2021 (a)	126,000	130,632
3.077% (3 Month LIBOR USD + 1.600%), 11/29/2023 (a)	100,000	104,360
3.850%, 01/26/2027	1,375,000	1,404,964
3.691% to 06/05/2027, then 3 Month LIBOR USD + 1.510%, 06/05/2028 (a)(g)	645,000	651,661
4.017% to 10/31/2037, then 3 Month LIBOR USD + 1.373%, 10/31/2038 (a)	470,000	480,090
5.150%, 05/22/2045 (g)	455,000	517,185
Morgan Stanley
2.750%, 05/19/2022	1,000,000	999,013
3.750%, 02/25/2023	1,380,000	1,429,759
5.450% to 07/15/2019, then 3 Month LIBOR USD + 3.610% (a)(i)	320,000	330,128
S&P Global, Inc.
3.300%, 08/14/2020	131,000	133,781
		8,656,848
Support Activities for Mining - 0.28%
Hess Corp.
4.300%, 04/01/2027 (g)	815,000	813,173
Targa Resources Partners LP
6.750%, 03/15/2024	150,000	161,812
		974,985
Telecommunications - 3.47%
AT&T, Inc.
3.400%, 05/15/2025	345,000	339,512
3.900%, 08/14/2027	2,245,000	2,235,810
4.500%, 05/15/2035	535,000	523,238
5.250%, 03/01/2037	680,000	712,513
4.750%, 05/15/2046	525,000	500,240
5.450%, 03/01/2047	895,000	948,786
Charter Communications Operating LLC
4.908%, 07/23/2025 (g)	1,195,000	1,264,387
6.484%, 10/23/2045	695,000	801,968
5.375%, 05/01/2047	490,000	496,745
Crown Castle International Corp.
3.200%, 09/01/2024	825,000	814,410
T-Mobile USA, Inc.
6.500%, 01/15/2026	220,000	241,175

Verizon Communications, Inc.
2.625%, 02/21/2020	466,000	469,495
2.946%, 03/15/2022	1,400,000	1,408,257
4.272%, 01/15/2036	445,000	439,122
4.125%, 08/15/2046	330,000	301,013
4.672%, 03/15/2055	596,000	566,923
		12,063,594
Transportation Equipment Manufacturing - 0.32%
General Motors Co.
2.192% (3 Month LIBOR USD + 0.800%), 08/07/2020 (a)	1,100,000	1,108,194
Utilities - 0.39%
Calpine Corp.
5.250%, 06/01/2026 (b)	230,000	233,738
Dynergy, Inc.
7.375%, 11/01/2022	30,000	32,138
7.625%, 11/01/2024	55,000	60,156
Kinder Morgan, Inc.
5.550%, 06/01/2045 (g)	530,000	567,177
Southern Co.
2.950%, 07/01/2023	470,000	471,015
		1,364,224
TOTAL CORPORATE BONDS (Cost $74,492,375)		75,377,886

FOREIGN CORPORATE BONDS - 7.43%
Allergan Funding SCS
3.450%, 03/15/2022	1,211,000	1,232,784
Banco Santander SA
3.800%, 02/23/2028	1,000,000	1,000,009
Banque Federative du Credit Mutuel SA
2.700%, 07/20/2022 (b)(g)	1,770,000	1,762,114
Barclays Bank PLC
10.180%, 06/12/2021 (b)	1,510,000	1,848,422
Barclays PLC
4.337%, 01/10/2028	910,000	941,376
BBVA Banco Continental SA
3.250%, 04/08/2018 (b)	120,000	120,540
Canadian Natural Resources Ltd.
2.950%, 01/15/2023	280,000	278,723
Cenovus Energy, Inc.
4.250%, 04/15/2027 (b)	821,000	813,759
CPPIB Capital, Inc.
2.750%, 11/02/2027 (b)	550,000	547,797
Credit Suisse Group AG
2.997% to 12/14/2022, then 3 Month LIBOR USD + 1.200%, 12/14/2023 (a)(b)	1,145,000	1,133,046
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 06/09/2023	860,000	888,945
Enbridge, Inc.
6.000% (3 Month LIBOR USD + 3.890% to 01/15/2027, then 3 Month LIBOR USD + 4.640%), 01/15/2077 (a)	445,000	466,480
Enel Finance International NV
3.500%, 04/06/2028 (b)	685,000	669,177
Ensco PLC
5.750%, 10/01/2044	201,000	133,665
Fermaca Enterprises S de RL de CV
6.375%, 03/30/2038 (b)	185,600	200,912
FLY Leasing Ltd.
6.375%, 10/15/2021	200,000	209,250
Grupo Bimbo SAB de CV
4.700%, 11/10/2047 (b)	730,000	732,738
HSBC Holdings PLC
2.650%, 01/05/2022	765,000	762,134
6.000% to 05/22/2027, then 5 Year Mid Swap Rate USD + 3.746% (a)(i)	925,000	974,025
Johnson Controls International PLC
3.900%, 02/14/2026	215,000	225,602
Lloyds Banking Group PLC
3.100%, 07/06/2021	405,000	410,254
Norddeutsche Landesbank Girozentrale
2.000%, 02/05/2019 (b)	200,000	199,905

Petrobras Global Finance BV
7.375%, 01/17/2027 (g)	810,000		894,240
Petroleos Mexicanos
3.500%, 01/30/2023	945,000		929,408
6.500%, 03/13/2027 (b)	540,000		596,160
5.625%, 01/23/2046	1,193,000		1,118,438
Royal Bank of Scotland Group PLC
3.875%, 09/12/2023	835,000		850,241
Shire Acquisitions Investments Ireland DAC
2.400%, 09/23/2021	1,175,000		1,157,009
SpareBank 1 Boligkreditt AS
1.750%, 11/15/2020 (b)	495,000		489,805
Standard Chartered PLC
1.700%, 04/17/2018 (b)	240,000		239,782
Suncor Energy, Inc.
6.500%, 06/15/2038	84,000		110,957
UBS Group Funding Switzerland AG
2.859% to 08/15/2022, then 3 Month LIBOR USD + 0.950%, 08/15/2023 (a)(b)	500,000		495,247
4.125%, 09/24/2025 (b)	1,100,000		1,154,396
Vale Overseas Ltd.
6.250%, 08/10/2026 (g)	1,180,000		1,371,620
Westpac Banking Corp./New Zealand
5.000% to 09/21/2027, then 5 Year Mid Swap Rate USD + 2.888% (a)(i)	890,000		890,743
TOTAL FOREIGN CORPORATE BONDS (Cost $25,502,052)			25,849,703

FOREIGN GOVERNMENT AGENCY ISSUES - 0.87%
Japan Bank for International Cooperation
2.375%, 11/16/2022	1,030,000		1,021,583
Province of Manitoba, Canada
9.625%, 12/01/2018	60,000		64,315
Province of New Brunswick, Canada
2.750%, 06/15/2018	1,940,000		1,949,524
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $3,045,792)			3,035,422

FOREIGN GOVERNMENT NOTES/BONDS - 4.29%
Bolivian Government International Bond
4.500%, 03/20/2028 (b)	210,000		205,538
Brazilian Government International Bond
2.625%, 01/05/2023	260,000		250,250
6.000%, 04/07/2026	210,000		233,940
4.625%, 01/13/2028	1,320,000		1,315,710
5.625%, 02/21/2047 (g)	160,000		163,600
Colombia Government International Bond
4.000%, 02/26/2024 (g)	210,000		218,137
3.875%, 04/25/2027	110,000		111,732
3.875%, 04/25/2027	960,000		975,120
5.000%, 06/15/2045	110,000		115,225
Costa Rica Government International Bond
4.250%, 01/26/2023	1,125,000		1,106,719
Dominican Republic International Bond
5.875%, 04/18/2024 (b)	210,000		226,592
6.875%, 01/29/2026 (b)	160,000		183,169
6.850%, 01/27/2045 (b)	110,000		123,750
Ecuador Government International Bond
10.750%, 03/28/2022 (b)	879,000		1,017,442
Guatemala Government Bond
4.375%, 06/05/2027 (b)	210,000		210,000
Hungary Government International Bond
7.625%, 03/29/2041 (g)	210,000		325,857
Indonesia Government International Bond
3.700%, 01/08/2022 (b)	440,000		453,750
4.350%, 01/08/2027 (b)	110,000		116,118
Kazakhstan Government International Bond
5.125%, 07/21/2025 (b)	440,000		492,193
Mexican Bonos
6.500%, 06/09/2022	10,700,000	(f)	560,420

Mexico Government International Bond
4.150%, 03/28/2027 (g)	210,000	220,133
4.350%, 01/15/2047	210,000	203,805
Morocco Government International Bond
4.250%, 12/11/2022 (b)	130,000	136,776
5.500%, 12/11/2042 (b)	110,000	124,025
Namibia International Bonds
5.250%, 10/29/2025 (b)	260,000	263,942
Oman Government International Bond
3.875%, 03/08/2022 (b)(g)	210,000	212,100
5.375%, 03/08/2027 (b)	110,000	112,130
6.500%, 03/08/2047 (b)	110,000	111,031
Panama Government International Bond
3.750%, 03/16/2025	210,000	219,975
3.875%, 03/17/2028	110,000	115,500
4.500%, 05/15/2047	110,000	118,525
Paraguay Government International Bond
4.700%, 03/27/2027 (b)	210,000	222,075
Qatar Government International Bond
2.375%, 06/02/2021 (b)	210,000	206,472
3.250%, 06/02/2026 (b)	110,000	107,199
4.625%, 06/02/2046 (b)	110,000	114,475
Republic of South Africa Government International Bond
4.875%, 04/14/2026	210,000	210,566
4.850%, 09/27/2027	1,380,000	1,369,753
4.300%, 10/12/2028	110,000	103,612
5.000%, 10/12/2046	110,000	99,385
Romanian Government International Bond
6.125%, 01/22/2044 (b)	160,000	205,359
Saudi Government International Bond
2.375%, 10/26/2021 (b)	210,000	205,451
3.250%, 10/26/2026 (b)	110,000	108,357
4.500%, 10/26/2046 (b)	110,000	110,163
Serbia International Bond
4.875%, 02/25/2020 (b)	260,000	271,023
Trinidad & Tobago Government International Bond
4.500%, 08/04/2026 (b)	320,000	327,200
Turkey Government International Bond
6.250%, 09/26/2022	210,000	226,872
6.000%, 03/25/2027	210,000	220,619
5.750%, 05/11/2047	110,000	104,347
Uruguay Government International Bond
4.375%, 10/27/2027 (g)	210,000	227,456
5.100%, 06/18/2050 (g)	210,000	231,525
TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $14,801,685)		14,915,113

MORTGAGE-BACKED SECURITIES - 25.40%
Citigroup Commercial Mortgage Trust
2014-GC25, 1.197%, 10/11/2047 (d)(e)	1,550,099	87,834
2015-GC27, 1.567%, 02/12/2048 (d)(e)	1,187,115	90,909
2016-GC36, 3.616%, 02/12/2049	200,000	207,572
2017-C4 A-1, 2.121%, 10/14/2050	385,864	384,671
2017-C4 A-4, 3.471%, 10/14/2050	480,000	493,081
Cold Storage Trust
2017-ICE3, 3.350% (1 Month LIBOR USD + 2.100%), 04/15/2036 (a)(b)	575,000	579,138
COMM Mortgage Trust
2013-LC6, 0.524%, 01/10/2046 (b)(d)(e)	2,000,000	37,811
2013-CR6, 0.739%, 03/10/2046 (d)(e)	1,500,000	39,011
2014-CR16, 1.345%, 04/10/2047 (d)(e)	1,714,673	79,356
2014-LC15, 1.492%, 04/10/2047 (d)(e)	1,980,683	99,975
2014-CR17, 1.291%, 05/10/2047 (d)(e)	1,442,908	67,721
2014-UBS3, 1.470%, 06/10/2047 (d)(e)	1,138,230	60,936
2014-UBS6, 1.175%, 12/10/2047 (d)(e)	1,911,328	91,468
2015-LC21, 3.708%, 07/10/2048	100,000	104,350
2017-COR2, 2.111%, 09/10/2050	245,222	243,605

CSAIL Commercial Mortgage Trust
2016-C7, 3.502%, 11/15/2049	275,000	282,779
2015-C2, 0.997%, 06/15/2057 (d)(e)	1,698,038	77,262
Fannie Mae Connecticut Avenue Securities
2017-C03, 4.329% (1 Month LIBOR USD + 3.000%), 10/25/2029 (a)	300,000	310,964
2017-C04, 4.178% (1 Month LIBOR USD + 2.850%), 11/25/2029 (a)	364,000	372,887
2017-C05, 3.529% (1 Month LIBOR USD + 2.200%), 01/25/2030 (a)	480,000	478,229
2017-C07, 3.743% (1 Month LIBOR USD + 2.500%), 05/25/2030 (a)	1,030,000	1,036,956
Fannie Mae Pool
897512, 5.000%, 12/01/2021	25,649	26,122
254832, 5.500%, 08/01/2023	69,059	75,963
254908, 5.000%, 09/01/2023	67,668	73,139
255320, 5.000%, 07/01/2024	11,040	11,932
931738, 3.500%, 08/01/2024	157,986	163,343
#TBA, 3.000%, 12/15/2025	780,000	794,695
AX5306, 3.500%, 01/01/2027	47,844	49,467
256714, 5.500%, 05/01/2027	272,852	300,138
AD0696, 5.500%, 07/01/2027	79,170	88,005
AP7517, 3.000%, 09/01/2027	71,438	73,015
257075, 5.500%, 02/01/2028	8,697	9,643
257204, 5.500%, 05/01/2028	57,726	63,511
MA0023, 5.000%, 04/01/2029	17,479	18,893
MA0096, 4.500%, 06/01/2029	11,069	11,813
AL8062, 5.500%, 06/01/2029	56,838	62,520
AS3118, 3.000%, 08/01/2029	62,621	63,962
AS4466, 3.000%, 02/01/2030	68,597	70,084
AX9538, 3.000%, 02/01/2030	89,676	91,599
AS4506, 3.000%, 02/01/2030	56,682	57,820
AE0205, 5.000%, 03/01/2030	20,788	22,489
AS4877, 3.000%, 04/01/2030	78,288	79,965
AY4218, 3.000%, 05/01/2030	86,666	88,522
AS5240, 3.000%, 06/01/2030	66,069	67,485
AZ0886, 3.000%, 07/01/2030	53,267	54,409
AS6096, 3.000%, 10/01/2030	16,777	17,136
890710, 3.000%, 02/01/2031	43,490	44,352
MA2596, 3.000%, 04/01/2031	60,916	62,123
AB3000, 4.500%, 05/01/2031	25,491	27,201
BM1177, 3.000%, 12/01/2031	77,587	79,272
MA2831, 3.000%, 12/01/2031	87,644	89,381
AS9505, 3.000%, 04/01/2032	108,039	110,181
AS9520, 3.500%, 04/01/2032	224,902	232,858
MA3060, 3.000%, 07/01/2032	133,061	135,699
720679, 5.000%, 06/01/2033	20,206	22,084
725027, 5.000%, 11/01/2033	11,614	12,695
888283, 5.000%, 08/01/2034	54,666	59,750
725946, 5.500%, 11/01/2034	120,127	134,013
735484, 5.000%, 05/01/2035	16,275	17,789
830722, 5.000%, 07/01/2035	40,791	44,222
836427, 5.000%, 10/01/2035	24,802	27,096
735925, 5.000%, 10/01/2035	48,472	52,982
885399, 5.500%, 06/01/2036	35,284	39,187
900527, 6.000%, 09/01/2036	3,465	3,937
915320, 6.000%, 03/01/2037	29,350	33,031
256711, 5.500%, 05/01/2037	23,909	26,511
940765, 5.500%, 06/01/2037	45,735	50,579
942051, 5.500%, 07/01/2037	58,876	65,084
952572, 5.500%, 09/01/2037	2,949	3,281
967254, 5.500%, 12/01/2037	2,694	2,969
889757, 5.000%, 02/01/2038	24,081	26,323
962343, 5.000%, 03/01/2038	23,257	25,195
929301, 5.000%, 04/01/2038	20,493	22,171
257161, 5.500%, 04/01/2038	54,003	59,843
982126, 5.000%, 05/01/2038	62,116	67,208
995681, 6.000%, 05/01/2038	6,731	7,615
889579, 6.000%, 05/01/2038	31,666	35,790
889533, 5.500%, 06/01/2038	41,392	45,870
990502, 5.500%, 09/01/2038	96,431	106,072

AB0131, 5.000%, 12/01/2038	16,712	18,260
995245, 5.000%, 01/01/2039	46,658	50,810
995906, 5.000%, 03/01/2039	17,926	19,428
BC4575, 5.500%, 04/01/2039	83,809	92,940
995838, 5.500%, 05/01/2039	119,635	132,446
AL0070, 5.000%, 07/01/2039	28,841	31,241
890326, 5.500%, 01/01/2040	118,763	131,980
932586, 4.500%, 03/01/2040	43,832	46,932
AD1656, 4.500%, 03/01/2040	58,240	62,358
190404, 4.500%, 05/01/2040	106,810	114,364
AD7406, 5.000%, 07/01/2040	16,623	18,155
AD9173, 4.000%, 08/01/2040	407,382	427,667
AD8529, 4.500%, 08/01/2040	104,835	112,419
AB1389, 4.500%, 08/01/2040	92,273	98,973
AB1335, 4.500%, 08/01/2040	8,298	8,900
MA0510, 4.500%, 09/01/2040	1,056	1,132
AE8714, 3.500%, 11/01/2040	46,020	47,440
890310, 4.500%, 12/01/2040	21,790	23,368
#TBA, 3.500%, 12/15/2040	2,765,000	2,835,313
#TBA, 4.500%, 12/15/2040	100,000	106,381
AH3952, 4.000%, 01/01/2041	251,034	263,548
AL0791, 4.000%, 02/01/2041	81,391	86,128
AE0954, 4.500%, 02/01/2041	74,941	80,377
AH7196, 4.500%, 03/01/2041	714,969	766,564
AL0245, 4.000%, 04/01/2041	16,587	17,552
AL0065, 4.500%, 04/01/2041	34,160	36,633
AI1170, 5.000%, 04/01/2041	274,306	297,320
AL0214, 5.000%, 04/01/2041	19,921	21,599
AB2817, 5.000%, 04/01/2041	16,403	17,796
AB3194, 4.500%, 06/01/2041	34,353	36,840
AH7395, 4.500%, 06/01/2041	19,820	21,148
AI4891, 4.500%, 06/01/2041	379,272	406,706
AH1662, 4.500%, 07/01/2041	61,907	66,399
890603, 5.000%, 08/01/2041	132,643	144,036
AJ1959, 4.500%, 10/01/2041	790,979	847,450
AL1547, 4.500%, 11/01/2041	19,089	20,448
AJ9278, 3.500%, 12/01/2041	18,265	18,821
AJ6346, 3.500%, 12/01/2041	51,632	53,204
#TBA, 4.000%, 12/15/2041	1,810,000	1,891,167
AX5302, 4.000%, 01/01/2042	38,243	40,145
AK2415, 4.000%, 02/01/2042	69,321	72,782
AK6743, 4.000%, 03/01/2042	96,129	100,921
AK6744, 4.000%, 03/01/2042	111,124	116,670
AO1214, 3.500%, 04/01/2042	226,862	233,763
AK6568, 3.500%, 04/01/2042	86,949	89,600
AK9393, 3.500%, 04/01/2042	36,623	37,740
AL4029, 4.500%, 04/01/2042	99,408	106,608
AL1886, 3.207% (12 Month LIBOR USD + 1.750%), 06/01/2042 (a)	57,642	59,156
AO9553, 4.000%, 07/01/2042	320,628	336,594
AL7306, 4.500%, 09/01/2042	51,961	55,971
AP8743, 3.500%, 10/01/2042	556,342	572,976
AP7363, 4.000%, 10/01/2042	372,784	391,097
#TBA, 3.000%, 12/15/2042	60,000	59,853
AR1977, 3.000%, 01/01/2043	65,047	65,266
AB7733, 3.000%, 01/01/2043	39,820	39,953
AQ9330, 3.500%, 01/01/2043	73,226	75,500
AL2897, 3.500%, 01/01/2043	68,705	70,742
AL3714, 3.500%, 01/01/2043	53,565	55,160
AL5930, 4.500%, 01/01/2043	278,486	298,515
AB7965, 3.500%, 02/01/2043	41,198	42,403
AB8931, 3.000%, 04/01/2043	49,185	49,350
AB8897, 3.000%, 04/01/2043	407,207	408,571
AB9046, 3.500%, 04/01/2043	103,198	106,498
AT2021, 3.500%, 04/01/2043	39,980	41,185
AT1001, 3.500%, 04/01/2043	34,521	35,655
AB9341, 3.000%, 05/01/2043	69,020	69,251
AT5993, 3.000%, 05/01/2043	49,353	49,518
AB9260, 3.500%, 05/01/2043	119,363	122,741

AR7218, 3.000%, 06/01/2043	207,373	208,069
AT5895, 3.000%, 06/01/2043	262,765	263,620
AU1632, 3.000%, 07/01/2043	26,702	26,789
AS0016, 3.000%, 07/01/2043	20,274	20,337
AU1628, 3.000%, 07/01/2043	3,399	3,410
AS0044, 3.000%, 07/01/2043	60,759	60,950
AS0331, 3.000%, 08/01/2043	27,977	28,066
AS0203, 3.000%, 08/01/2043	163,162	163,676
AS0205, 3.000%, 08/01/2043	244,302	245,084
AU3735, 3.000%, 08/01/2043	103,653	103,984
AU0949, 3.500%, 08/01/2043	73,088	75,693
AS0212, 3.500%, 08/01/2043	88,406	91,074
AU3751, 4.000%, 08/01/2043	213,368	224,896
AU6857, 4.000%, 09/01/2043	104,932	111,044
AS0531, 4.000%, 09/01/2043	109,153	115,304
AU4658, 4.500%, 09/01/2043	37,830	40,329
MA1600, 3.500%, 10/01/2043	53,955	55,451
AS1042, 4.000%, 11/01/2043	97,766	103,072
AV0284, 4.500%, 11/01/2043	14,633	15,571
AL4450, 4.500%, 12/01/2043	45,989	49,003
AS1333, 4.500%, 12/01/2043	52,772	56,233
AS1559, 4.000%, 01/01/2044	56,612	59,671
AS2516, 4.500%, 05/01/2044	57,873	61,692
AS2751, 4.500%, 06/01/2044	66,146	70,502
MA1926, 4.500%, 06/01/2044	48,787	52,187
AL6223, 4.500%, 08/01/2044	45,872	48,907
AS3467, 4.000%, 10/01/2044	64,107	67,084
AX2491, 4.000%, 10/01/2044	45,091	47,182
AL6432, 4.000%, 01/01/2045	95,365	99,796
AY4205, 3.000%, 05/01/2045	59,946	59,990
AL9578, 4.000%, 06/01/2045	309,772	325,188
AZ0814, 3.500%, 07/01/2045	97,314	100,163
AZ0862, 3.500%, 07/01/2045	186,551	191,487
AZ4775, 3.500%, 10/01/2045	55,282	56,745
MA2415, 4.000%, 10/01/2045	88,146	92,179
AS6311, 3.500%, 12/01/2045	78,456	80,532
AS6464, 3.500%, 01/01/2046	72,712	74,902
BC0835, 4.000%, 04/01/2046	423,077	442,429
BC2733, 3.000%, 05/01/2046	178,654	178,378
AS7248, 4.000%, 05/01/2046	291,017	304,347
AS7375, 3.000%, 06/01/2046	267,231	266,817
AS7343, 3.000%, 06/01/2046	329,850	329,339
AL9282, 4.000%, 06/01/2046	382,886	400,372
AS7401, 4.000%, 06/01/2046	215,834	225,713
BC7146, 3.000%, 07/01/2046	523,113	522,303
AS7797, 3.000%, 08/01/2046	94,210	94,064
AS7902, 3.000%, 09/01/2046	366,992	366,424
AS8072, 3.000%, 10/01/2046	253,425	253,033
BE5069, 3.000%, 11/01/2046	204,754	204,638
BC9003, 3.000%, 11/01/2046	189,074	188,782
MA2833, 3.000%, 12/01/2046	296,972	296,512
AS8699, 4.000%, 01/01/2047	138,605	144,977
AS8659, 4.000%, 01/01/2047	238,907	249,906
MA2879, 4.000%, 01/01/2047	256,929	268,751
MA2872, 4.500%, 01/01/2047	274,973	292,724
AS8700, 4.500%, 01/01/2047	143,875	153,172
MA2895, 3.000%, 02/01/2047	90,934	90,793
BE5475, 3.500%, 02/01/2047	198,532	203,784
AL9879, 3.500%, 02/01/2047	2,830,878	2,918,183
BD7081, 4.000%, 03/01/2047	838,700	877,097
MA2956, 3.000%, 04/01/2047	148,823	148,592
MA2959, 3.500%, 04/01/2047	397,258	407,768
BD7165, 4.000%, 04/01/2047	2,643,277	2,764,498
CA0180, 3.500%, 05/01/2047	232,066	238,206
AS9536, 3.500%, 05/01/2047	260,003	266,882
BE3619, 4.000%, 05/01/2047	583,860	610,689
MA3008, 4.500%, 05/01/2047	104,216	110,940

AS9829, 3.500%, 06/01/2047	242,054	248,457
MA3027, 4.000%, 06/01/2047	2,228,410	2,330,838
AS9831, 4.000%, 06/01/2047	442,797	463,066
BE3702, 4.000%, 06/01/2047	303,141	317,052
BE3767, 3.500%, 07/01/2047	245,763	252,265
MA3088, 4.000%, 08/01/2047	390,685	408,697
Flagstar Mortgage Trust
2017-2, 3.500%, 10/25/2047 (b)(d)	2,266,190	2,299,497
Freddie Mac Gold Pool
Z6-0023, 5.500%, 12/01/2022	175,175	192,122
G1-3122, 5.000%, 04/01/2023	1,110	1,165
D9-6037, 5.000%, 05/01/2023	57,026	61,507
C9-0918, 5.000%, 09/01/2025	258,636	278,956
D9-7472, 5.500%, 12/01/2027	4,660	5,111
#TBA, 3.000%, 12/15/2027	1,045,000	1,064,370
G1-4953, 3.500%, 01/01/2029	61,563	63,829
G1-6093, 3.000%, 02/01/2032	160,486	163,677
G0-1772, 5.000%, 02/01/2035	3,388	3,689
G0-1883, 5.000%, 08/01/2035	2,836	3,091
A6-8761, 5.500%, 09/01/2037	2,563	2,811
G0-3535, 5.500%, 10/01/2037	1,307	1,449
G0-3812, 5.500%, 02/01/2038	1,796	1,992
G0-4449, 5.500%, 07/01/2038	8,300	9,159
G0-4471, 5.500%, 07/01/2038	4,636	5,140
A8-1743, 5.500%, 09/01/2038	10,735	11,774
A8-2657, 5.500%, 10/01/2038	6,067	6,654
A8-2134, 6.000%, 10/01/2038	4,155	4,674
G0-5205, 5.000%, 01/01/2039	22,965	25,018
A8-6521, 4.500%, 05/01/2039	77,278	82,467
A8-6315, 4.500%, 05/01/2039	47,516	50,650
A9-3617, 4.500%, 08/01/2040	11,871	12,641
A9-3485, 5.000%, 08/01/2040	114,572	124,205
C0-3531, 4.000%, 10/01/2040	35,519	37,273
#TBA, 4.000%, 12/15/2040	1,825,000	1,906,616
#TBA, 4.500%, 12/15/2040	70,000	74,420
A9-6592, 4.000%, 02/01/2041	151,048	158,494
Q0-0285, 4.500%, 04/01/2041	12,841	13,709
Q0-0876, 4.500%, 05/01/2041	94,187	100,560
Q0-0950, 5.000%, 05/01/2041	16,178	17,542
Q0-2173, 4.500%, 07/01/2041	56,676	60,511
Q0-3705, 4.000%, 10/01/2041	19,552	20,441
Q0-4674, 4.000%, 12/01/2041	222,232	233,229
#TBA, 3.500%, 12/15/2041	2,865,000	2,937,049
C0-3795, 3.500%, 04/01/2042	357,591	368,536
Q0-7726, 4.000%, 04/01/2042	488,145	511,091
Q0-9004, 3.500%, 06/01/2042	39,461	40,669
C0-9004, 3.500%, 07/01/2042	43,863	45,205
Q0-9896, 3.500%, 08/01/2042	54,662	56,335
Q1-1348, 3.500%, 09/01/2042	76,592	78,937
#TBA, 3.000%, 12/15/2042	45,000	44,888
Q1-4869, 3.000%, 01/01/2043	112,713	113,201
Q1-8305, 3.500%, 05/01/2043	41,171	42,425
Q1-9475, 3.500%, 06/01/2043	92,589	95,423
Q2-0857, 3.500%, 08/01/2043	41,205	42,530
G0-7459, 3.500%, 08/01/2043	43,709	45,047
Q2-0780, 3.500%, 08/01/2043	63,179	65,265
G0-8541, 3.500%, 08/01/2043	85,131	87,737
G6-0174, 4.000%, 10/01/2043	118,928	124,808
V8-0509, 4.000%, 10/01/2043	53,571	56,384
G0-8558, 4.000%, 11/01/2043	71,344	74,693
Q2-6367, 4.000%, 05/01/2044	14,736	15,545
Q2-5885, 4.500%, 05/01/2044	50,013	53,192
Q2-6513, 4.500%, 06/01/2044	54,549	58,834
Q2-9916, 4.000%, 11/01/2044	105,837	110,633
Q4-5219, 3.500%, 01/01/2045	314,355	322,914
G0-7961, 3.500%, 03/01/2045	69,318	71,412
G0-8633, 4.000%, 03/01/2045	156,407	163,503

G0-8636, 3.500%, 04/01/2045	106,277	109,056
G0-8637, 4.000%, 04/01/2045	97,146	101,551
Q3-3869, 4.000%, 06/01/2045	37,346	39,041
G0-8658, 3.000%, 08/01/2045	129,629	129,533
Q3-5225, 3.500%, 08/01/2045	57,370	58,871
V8-1873, 4.000%, 08/01/2045	77,672	81,192
V8-1992, 4.000%, 10/01/2045	352,560	368,534
G0-8672, 4.000%, 10/01/2045	64,646	67,576
G0-8676, 3.500%, 11/01/2045	128,549	131,911
G6-0480, 4.500%, 11/01/2045	43,236	46,040
G0-8681, 3.500%, 12/01/2045	94,352	96,820
G0-8682, 4.000%, 12/01/2045	115,426	120,656
Q3-8473, 4.000%, 01/01/2046	114,196	119,371
Q3-8470, 4.000%, 01/01/2046	74,818	78,208
G0-8694, 4.000%, 02/01/2046	69,644	72,800
Q3-9434, 3.500%, 03/01/2046	19,964	20,502
G0-8693, 3.500%, 03/01/2046	22,625	23,217
G0-8699, 4.000%, 03/01/2046	182,732	191,013
G0-8706, 3.500%, 05/01/2046	110,998	113,901
Q4-0718, 3.500%, 05/01/2046	613,397	629,437
G0-8708, 4.500%, 05/01/2046	138,231	146,984
Q4-1208, 3.500%, 06/01/2046	296,340	304,089
Q4-5458, 4.000%, 08/01/2046	216,672	226,526
G6-0724, 3.000%, 10/01/2046	256,592	256,770
G6-0782, 3.000%, 10/01/2046	255,931	255,791
G0-8735, 4.500%, 10/01/2046	193,156	205,417
G0-8732, 3.000%, 11/01/2046	210,096	209,916
G0-8741, 3.000%, 01/01/2047	413,015	412,619
G0-8743, 4.000%, 01/01/2047	151,121	157,999
G0-8747, 3.000%, 02/01/2047	381,894	381,475
V8-2942, 3.000%, 02/01/2047	193,276	193,151
Q4-6279, 3.500%, 02/01/2047	216,336	221,993
G0-8756, 3.000%, 04/01/2047	159,648	159,486
G0-8758, 4.000%, 04/01/2047	822,796	860,077
G0-8759, 4.500%, 04/01/2047	93,994	99,956
G0-8762, 4.000%, 05/01/2047	659,086	688,949
V8-3204, 4.500%, 05/01/2047	186,526	198,396
G0-8767, 4.000%, 06/01/2047	530,842	554,898
Q4-9100, 4.000%, 07/01/2047	503,609	526,486
G0-8774, 3.500%, 08/01/2047	293,699	301,379
G0-8775, 4.000%, 08/01/2047	547,898	572,788
G0-8779, 3.500%, 09/01/2047	172,878	177,399
Q5-0962, 3.500%, 09/01/2047	282,887	290,285
Q5-1644, 3.500%, 10/01/2047	144,576	148,357
Freddie Mac Structured Agency Credit Risk Debt Notes
2017-DNA2, 4.778% (1 Month LIBOR USD + 3.450%), 10/25/2029 (a)	570,000	606,272
2017-HQA2, 3.978% (1 Month LIBOR USD + 2.650%), 12/26/2029 (a)	500,000	506,929
FREMF Mortgage Trust
2015-K718, 3.668%, 02/25/2022 (b)(d)	580,000	585,562
Ginnie Mae II Pool
#TBA, 3.500%, 12/15/2042	2,330,000	2,409,593
MA0699, 3.500%, 01/20/2043	76,524	79,589
MA0783, 3.500%, 02/20/2043	105,283	109,500
MA0934, 3.500%, 04/20/2043	78,402	81,542
MA1376, 4.000%, 10/20/2043	123,324	130,224
MA1861, 2.625% (1 Year CMT Rate + 1.500%), 04/20/2044 (a)	447,088	460,052
MA2893, 4.000%, 06/20/2045	61,089	64,271
MA3035, 4.000%, 08/20/2045	36,485	38,325
MA3245, 4.000%, 11/20/2045	153,618	161,364
MA3803, 3.500%, 07/20/2046	82,417	85,340
MA4510M, 3.500%, 06/20/2047	367,536	380,572
MA4511M, 4.000%, 06/20/2047	218,467	229,007
MA4586M, 3.500%, 07/20/2047	493,648	511,158
MA4587M, 4.000%, 07/20/2047	245,477	257,446
MA4652M, 3.500%, 08/20/2047	327,293	338,902
Government National Mortgage Association
2012-147, 2.598%, 04/16/2054 (d)	95,231	96,915

GS Mortgage Securities Trust
2014-GC18, 1.287%, 01/10/2047 (d)(e)	4,804,706	226,977
2014-GC26, 1.218%, 11/10/2047 (d)(e)	2,556,927	136,790
2015-GC32, 3.764%, 07/10/2048	105,000	110,287
2015-GC34, 3.278%, 10/10/2048	131,000	134,193
Impac Secured Assets Trust
2006-2, 1.829% (1 Month LIBOR USD + 0.500%), 08/25/2036 (c)	50,000	46,359
JP Morgan Alternative Loan Trust
2007-A2, 1.519% (1 Month LIBOR USD + 0.190%), 06/25/2037 (c)	95,124	95,319
JP Morgan Mortgage Trust
2016-3, 3.500%, 10/25/2046 (b)(d)	1,260,259	1,284,097
2017-1, 3.500%, 01/25/2047 (b)(d)	317,464	323,469
2017-2, 3.500%, 05/25/2047 (b)(d)	185,656	188,777
2017-3, 3.500%, 08/25/2047 (b)(d)	1,473,432	1,498,196
2017-4, 3.500%, 11/25/2047 (b)(d)	1,238,325	1,258,266
JP Morgan Trust
2015-3, 3.500%, 05/25/2045 (b)(d)	301,795	307,503
JPMDB Commercial Mortgage Securities Trust
2017-C7, 2.081%, 10/17/2050	399,646	398,120
Morgan Stanley Bank of America Merrill Lynch Trust
2015-C24, 3.732%, 08/15/2047	220,000	230,926
2017-C34 A1, 2.109%, 11/18/2052	572,147	569,923
2017-C34 A4, 3.536%, 11/18/2052	415,000	428,662
Morgan Stanley Capital I Trust
2015-MS1, 3.779%, 05/15/2048 (d)	200,000	210,443
Morgan Stanley Mortgage Loan Trust
2004-6AR, 3.354% (1 Month LIBOR USD + 2.030%), 07/25/2034 (c)	274,741	269,711
One Market Plaza Trust
2017-1MKT, 4.142%, 02/10/2032 (b)	445,000	438,844
Sequoia Mortgage Trust
2015-2, 3.500%, 05/25/2045 (b)(d)	691,247	704,324
2015-3, 3.500%, 07/25/2045 (b)(d)	834,361	850,145
2017-2, 3.500%, 03/25/2047 (b)(d)	1,381,839	1,405,960
UBS Commercial Mortgage Trust
2017-C2, 3.487%, 08/15/2050	200,000	205,770
2017-C4 A1, 2.129%, 10/15/2050	331,890	330,309
2017-C4 A4, 3.563%, 10/15/2050	400,000	414,068
UBS-Barclays Commercial Mortgage Trust
2013-C6, 2.788%, 04/10/2046	400,000	404,423
Wells Fargo Commercial Mortgage Trust
2015-C29, 3.637%, 06/15/2048	130,000	135,252
2016-LC24, 2.942%, 10/15/2049	280,000	276,283
2016-NXS6, 2.918%, 11/15/2049	300,000	295,559
2014-LC16, 1.294%, 08/15/2050	15,623	15,597
2017-C39, 3.418%, 09/15/2050	260,000	266,242
2017-C40, 2.110%, 10/15/2050	251,901	250,828
2016-LC25, 3.640%, 12/15/2059	315,000	326,544
WFRBS Commercial Mortgage Trust
2014-LC14, 1.476%, 03/15/2047 (d)(e)	1,151,805	59,089
2014-C22, 1.062%, 09/17/2057 (d)(e)	3,764,878	164,389
TOTAL MORTGAGE-BACKED SECURITIES (Cost $88,463,410)		88,372,648

MUNICIPAL BONDS - 0.38%
American Municipal Power, Inc.
8.084%, 02/15/2050	20,000	33,715
New Jersey Economic Development Authority
7.425%, 02/15/2029	225,000	279,342
New Jersey Transportation Trust Fund Authority
5.754%, 12/15/2028	220,000	252,956
Philadelphia Authority for Industrial Development
3.964%, 04/15/2026	195,000	197,750
State Board of Administration Finance Corp.
2.995%, 07/01/2020	550,000	557,507
TOTAL MUNICIPAL BONDS (Cost $1,306,234)		1,321,270

U.S. GOVERNMENT AGENCY ISSUES - 0.92%
Federal Home Loan Banks
5.500%, 07/15/2036	1,715,000	2,330,141
Federal National Mortgage Association
1.600%, 12/24/2020	210,000	206,954
Tennessee Valley Authority
7.125%, 05/01/2030	370,000	534,439
5.880%, 04/01/2036	95,000	132,333
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $3,166,657)		3,203,867

U.S. GOVERNMENT NOTES/BONDS - 28.59%
United States Treasury Inflation Indexed Bonds
2.000%, 01/15/2026	6,081,008	6,787,058
0.125%, 07/15/2026	1,843,145	1,782,957
2.500%, 01/15/2029	2,948,724	3,533,906
3.875%, 04/15/2029	3,047,822	4,109,123
0.625%, 02/15/2043	1,213,100	1,147,014
0.750%, 02/15/2045	650,482	629,206
1.000%, 02/15/2046	1,187,504	1,221,800
United States Treasury Notes/Bonds
2.625%, 04/30/2018 (g)	4,950,000	4,974,375
1.500%, 08/31/2018	4,335,000	4,332,460
0.875%, 10/15/2018	1,000,000	993,516
0.875%, 05/15/2019	500,000	493,818
1.625%, 08/31/2019	960,000	957,413
1.125%, 12/31/2019	1,955,000	1,928,233
1.625%, 03/15/2020	335,000	333,384
1.375%, 04/30/2020	4,455,000	4,404,707
1.375%, 01/31/2021	365,000	358,534
1.125%, 08/31/2021	840,000	812,520
1.125%, 09/30/2021 (g)	570,000	550,718
2.000%, 10/31/2021	230,000	229,596
1.750%, 11/30/2021	400,000	395,273
2.125%, 12/31/2021 (g)	6,705,000	6,723,596
1.875%, 01/31/2022 (g)	1,000,000	991,602
1.875%, 02/28/2022	340,000	336,992
1.875%, 03/31/2022	80,000	79,245
1.750%, 05/31/2022 (g)	915,000	900,792
1.875%, 07/31/2022	1,455,000	1,438,489
1.625%, 08/31/2022 (g)	8,500,000	8,306,592
1.500%, 02/28/2023 (g)	8,255,000	7,980,102
2.750%, 02/15/2024 (g)	2,415,000	2,482,450
2.375%, 08/15/2024	405,000	406,764
2.000%, 02/15/2025 (g)	1,710,000	1,672,861
2.125%, 05/15/2025 (g)	465,000	458,189
2.250%, 11/15/2025 (g)	978,900	970,564
1.625%, 02/15/2026 (g)	3,110,000	2,935,366
1.625%, 05/15/2026 (g)	832,700	784,039
1.500%, 08/15/2026 (g)	2,400,000	2,230,876
2.000%, 11/15/2026 (g)	8,385,000	8,109,867
2.250%, 08/15/2027 (g)	1,778,600	1,750,914
4.375%, 02/15/2038	245,000	310,514
3.125%, 08/15/2044	1,450,000	1,534,083
3.000%, 11/15/2044	480,000	496,266
2.500%, 02/15/2045 (g)	18,000	16,867
2.875%, 08/15/2045	670,000	675,902
3.000%, 11/15/2045	45,000	46,488
2.500%, 02/15/2046	513,300	479,885
2.500%, 05/15/2046 (g)	4,250,000	3,969,601
2.250%, 08/15/2046	464,200	410,654
3.000%, 02/15/2047 (g)	2,475,000	2,556,984
3.000%, 05/15/2047	440,000	454,618
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $100,275,477)		99,486,773

COMMERCIAL PAPER - 0.57%
Federal Home Loan Bank Discount Notes	2,000,000	1,997,726
TOTAL COMMERCIAL PAPER (Cost $1,998,066)		1,997,726

	Shares
EXCHANGE-TRADED FUNDS - 1.13%
PowerShares Senior Loan Portfolio	171,000	3,941,550
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,997,383)		3,941,550

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 20.17%
Money Market Fund - 20.17%
Mount Vernon Liquid Assets Portfolio, LLC, 1.340% (d)	70,181,730	70,181,730
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $70,181,730)		70,181,730

SHORT-TERM INVESTMENTS - 0.59%
Fidelity Institutional Government Portfolio, Class I, 0.970% (h)	2,059,995	2,059,995
TOTAL SHORT-TERM INVESTMENTS (Cost $2,059,995)		2,059,995

Total Investments (Cost $426,729,262) - 123.07%		428,216,807
Liabilities in Excess of Other Assets - (23.07)%		(80,259,353)
TOTAL NET ASSETS - 100.00%		$347,957,454

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at November 30, 2017.
(b)	Securities defined as Rule 144(a) under the Securities Act of 1933. Such securities are deemed to be liquid.
(c)	Step-up bond; the rate shown represents the rate at November 30, 2017.
(d)	Variable rate security; the rate shown represents the rate at November 30, 2017. The coupon is based on an underlying pool of loans.
(e)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(f)	Principal amount in Mexican pesos.
(g)	All or portion of this security is out on loan as of November 30, 2017. Total value of securities out on loan is $68,583,296.
(h)	The rate shown represents the seven day yield at November 30, 2017.
(i)	Perpetual maturity. The date referenced is the next call date.

Abbreviations
#TBA	Pool number to be announced

The accompanying notes are an integral part of these schedule of investments.

PMC Core Fixed Income Fund
Schedule of Open Futures Contracts
November 30, 2017 (Unaudited)

				Value/Unrealized
	Number	Expiration	Notional	Appreciation
	of Contracts	Month	Amount	(Depreciation)
Futures Contracts Purchased
2 Year U.S. Treasury Note	26	March 2018	$5,174,864	$(4,966)
5 Year U.S. Treasury Note	61	March 2018	5,999,069	(22,573)
U.S. Treasury Long Bond	23	March 2018	2,922,481	(38,840)
Total Futures Contracts Purchased				$(66,379)

Futures Contracts Sold
Euro-BTP	(45)	December 2017	$(5,356,122)	$(253,935)
EURO-Bund	(5)	December 2017	(595,125)	530
10 Year U.S. Treasury Note	(73)	March 2018	(7,249,769)	56,615
CME Ultra Long Term U.S. Treasury Bond	(8)	March 2018	(933,852)	16,084
Total Futures Contracts Sold				$(180,706)

The accompanying notes are an integral part of these schedule of investments.

PMC Diversified Equity Fund
Schedule of Investments
November 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.38%
Accommodation - 0.25%
Hilton Worldwide Holdings, Inc.	5,300	$411,068
Melco Crown Entertainment Ltd. - ADR	3,855	100,654
Sands China Ltd. - ADR	1,484	72,731
Vail Resorts, Inc.	3,003	676,155
Wyndham Worldwide Corp.	5,207	585,215
		1,845,823
Administrative and Support Services - 2.31%
ABM Industries, Inc. (c)	22,029	942,841
Amcor Ltd. - ADR	47,815	2,240,372
Broadridge Financial Solutions, Inc.	19,070	1,721,258
Criteo SA - ADR (a)(c)	69,371	2,313,524
G4S PLC - ADR	8,029	140,387
Jupai Holdings Ltd. - ADR (c)	1,909	33,732
Kforce, Inc. (c)	31,403	816,478
ManpowerGroup, Inc.	4,736	610,470
MasterCard, Inc.	13,890	2,090,028
On Assignment, Inc. (a)	10,335	661,027
Priceline Group, Inc. (a)	438	761,993
Secom Co. Ltd. - ADR	9,728	182,011
ServiceMaster Global Holdings, Inc. (a)	8,176	399,643
Total System Services, Inc.	13,189	980,734
TransUnion (a)	10,722	595,285
WageWorks, Inc. (a)(c)	13,187	845,946
WNS Holdings Ltd. - ADR (a)	30,707	1,262,979
Yirendai Ltd. - ADR (c)	3,216	128,190
		16,726,898
Air Transportation - 0.79%
Air France-KLM - ADR (a)	11,037	156,725
Alaska Air Group, Inc.	3,526	243,893
American Airlines Group, Inc.	5,952	300,516
China Southern Airlines Co. Ltd. - ADR (c)	6,854	308,224
Delta Air Lines, Inc.	25,887	1,369,941
Deutsche Lufthansa AG - ADR	9,096	312,502
Hawaiian Holdings, Inc.	3,610	155,772
International Consolidated Airlines Group SA - ADR	5,475	91,159
Ryanair Holdings PLC - ADR (a)(c)	2,901	353,748
Southwest Airlines Co.	34,381	2,085,896
United Continental Holdings, Inc. (a)	5,060	320,399
		5,698,775
Ambulatory Health Care Services - 0.40%
iKang Healthcare Group, Inc. - ADR (a)	6,868	100,548
Laboratory Corp. of America Holdings (a)	9,314	1,474,127
Mazor Robotics Ltd. - ADR (a)	1,643	95,540
Quest Diagnostics, Inc. (c)	12,453	1,226,122
		2,896,337
Animal Production and Aquaculture - 0.06%
Industrias Bachoco SAB de CV - ADR	4,061	235,620
JBS SA - ADR	37,769	183,935
		419,555
Apparel Manufacturing - 0.11%
adidas AG - ADR	1,587	165,746
Burberry Group PLC - ADR	6,088	141,509
PVH Corp.	3,531	475,097
		782,352
Beverage and Tobacco Product Manufacturing - 2.11%
Ambev SA - ADR (a)	77,050	476,940
Anheuser-Busch InBev NV - ADR (c)	28,151	3,223,008
British American Tobacco PLC - ADR	55,598	3,537,701
Brown-Forman Corp.	18,979	1,134,944
Carlsberg A/S - ADR	6,735	159,350
Cia Cervecerias Unidas SA - ADR	4,332	110,379
Coca-Cola Amatil Ltd. - ADR (c)	39,399	236,000
Coca-Cola European Partners PLC (b)	10,828	422,184
Coca-Cola Femsa SAB de CV - ADR	2,551	174,641
Constellation Brands, Inc.	5,054	1,099,700
Diageo PLC - ADR (c)	16,957	2,348,036

Fomento Economico Mexicano SA de CV - ADR	1,737	156,278
Heineken NV - ADR	5,516	281,095
Kirin Holdings Co. Ltd. - ADR	4,696	110,530
Molson Coors Brewing Co.	11,630	908,303
PepsiCo, Inc.	7,510	875,065
		15,254,154
Broadcasting (except Internet) - 1.12%
CBS Corp.	11,737	657,976
Comcast Corp.	93,837	3,522,642
Discovery Communications, Inc. (a)(c)	29,800	538,784
Liberty Broadband Corp. (a)	5,975	519,526
Liberty Ventures (a)	9,372	523,051
Sirius XM Holdings, Inc. (c)	208,381	1,146,096
Sky PLC - ADR	1,161	58,547
Walt Disney Co.	11,000	1,153,020
		8,119,642
Building Material and Garden Equipment and Supplies Dealers - 0.55%
Home Depot, Inc.	16,326	2,935,741
Lowe's Companies, Inc.	12,800	1,067,136
		4,002,877
Chemical Manufacturing - 7.72%
Abbott Laboratories	11,449	645,380
AbbVie, Inc.	7,300	707,516
Actelion Ltd. - ADR	4,832	335,776
Air Products & Chemicals, Inc.	4,994	814,222
Albemarle Corp. (c)	5,201	698,598
Arkema SA - ADR	1,986	243,364
Ascendis Pharma A/S - ADR (a)	2,962	109,890
Ashland Global Holdings, Inc.	6,845	506,393
Astellas Pharma, Inc. - ADR	7,985	101,250
Avadel Pharmaceuticals PLC - ADR (a)	16,819	152,212
Balchem Corp. (c)	5,900	514,893
Biondvax Pharmaceuticals Ltd. - ADR (a)	5,732	33,475
Catalent, Inc. (a)	18,420	732,932
Celanese Corp.	14,497	1,554,658
Celgene Corp. (a)	13,950	1,406,579
Chemours Co.	5,700	292,980
Clorox Co.	11,023	1,535,393
Clovis Oncology, Inc. (a)(c)	10,585	665,479
Croda International PLC - ADR (c)	96,648	2,909,104
Daiichi Sankyo Co. Ltd. - ADR	4,075	98,423
DowDuPont, Inc.	11,905	856,684
Eastman Chemical Co.	6,890	636,429
Eisai Co. Ltd. - ADR	2,146	122,644
FMC Corp.	12,527	1,182,549
Fresenius Medical Care AG & Co. KGaA - ADR	2,542	126,795
Genmab A/S - ADR (a)	490	48,375
Gilead Sciences, Inc.	11,347	848,529
Grifols SA - ADR	15,138	344,390
Huntsman Corp.	17,031	544,311
IDEXX Laboratories, Inc. (a)	3,838	600,302
Incyte Corp. Ltd. (a)	3,506	347,059
Ionis Pharmaceuticals, Inc. (a)(c)	5,165	286,606
Johnson & Johnson	57,273	7,979,846
Kao Corp. - ADR	2,389	161,616
Koninklijke DSM NV - ADR	11,307	264,697
Ligand Pharmaceuticals, Inc. (a)(c)	5,300	698,805
Lonza Group AG - ADR	13,250	345,401
LyondellBasell Industries NV (b)	8,292	868,173
Medicines Co. (a)(c)	19,280	559,120
Merck & Co., Inc.	34,532	1,908,584
Merck KGaA - ADR (a)	3,711	79,022
Methanex Corp. (b)(c)	8,415	448,099
Mylan NV (a)(b)	14,574	532,388
Novartis AG - ADR (c)	49,705	4,264,688
Otsuka Holdings Co. Ltd. - ADR	3,663	81,374
Pfizer, Inc.	74,880	2,715,148
Prestige Brands Holdings, Inc. (a)(c)	14,121	638,269
Quaker Chemical Corp.	5,285	870,862
Quidel Corp. (a)	22,890	869,591
Repligen Corp. (a)(c)	17,065	604,954
Roche Holding AG - ADR (c)	144,370	4,559,204
Sanofi - ADR	26,978	1,231,276
Shin-Etsu Chemical Co. Ltd. - ADR	11,065	291,010
Shire PLC - ADR (c)	2,767	411,591
Shiseido Co. Ltd. - ADR	3,731	185,819

Sinopec Shanghai Petrochemical Co. Ltd. - ADR	3,964	234,946
Sociedad Quimica y Minera de Chile SA - ADR	1,851	100,546
Spectrum Pharmaceuticals, Inc. (a)	9,055	177,478
Sumitomo Chemical Co. Ltd. - ADR	4,749	167,298
Takeda Pharmaceutical Co. Ltd. - ADR	10,072	278,692
Teva Pharmaceutical Industries Ltd. - ADR (c)	7,118	105,489
Toray Industries, Inc. - ADR	6,501	124,260
Trinity Biotech PLC - ADR (a)	26,507	129,884
United Therapeutics Corp. (a)	2,550	331,475
Vanda Pharmaceuticals, Inc. (a)	39,490	554,835
Vertex Pharmaceuticals, Inc. (a)	4,772	688,552
Westlake Chemical Corp.	4,943	484,068
Zoetis, Inc. (c)	25,850	1,868,697
		55,818,947
Clothing and Clothing Accessories Stores - 0.31%
Fast Retailing Co. Ltd. - ADR	2,661	103,555
Foot Locker, Inc. (c)	10,481	449,006
L Brands, Inc. (c)	8,482	475,587
Marks & Spencer Group PLC - ADR	12,336	103,955
Tiffany & Co.	7,364	695,898
TJX Cos., Inc. (c)	5,491	414,845
		2,242,846
Computer and Electronic Product Manufacturing - 9.83%
AAC Technologies Holdings, Inc. - ADR	2,008	408,648
Advanced Micro Devices, Inc. (a)(c)	16,454	179,184
Agilent Technologies, Inc.	31,911	2,209,518
Alphabet, Inc. - Class A (a)	3,307	3,426,613
Alphabet, Inc. - Class C (a)	2,681	2,738,400
Amphenol Corp.	28,127	2,548,026
Apple, Inc.	100,845	17,330,214
AU Optronics Corp. - ADR (c)	146,751	619,289
ChipMOS TECHNOLOGIES, Inc. - ADR	20,562	371,144
Cisco Systems, Inc.	51,427	1,918,227
Danaher Corp.	5,900	556,724
Daqo New Energy Corp. - ADR (a)	6,202	338,505
Dell Technologies, Inc. - Class V (a)	10,396	813,383
Flex Ltd. (a)(b)	34,181	617,651
FLIR Systems, Inc.	18,223	848,827
Fortive Corp. (c)	9,466	706,637
Garmin Ltd. (b)(c)	9,782	607,267
Hanwha Q CELLS Co. Ltd. - ADR (a)	17,087	128,323
Harris Corp.	11,212	1,620,134
Hitachi, Ltd. - ADR	4,492	336,136
Hoya Corp. - ADR	5,262	257,838
HP, Inc.	101,465	2,176,424
Infineon Technologies AG - ADR (c)	3,972	109,965
JA Solar Holdings Co. Ltd. - ADR (a)(c)	48,844	363,888
JinkoSolar Holding Co. Ltd. - ADR (a)(c)	12,666	310,824
Juniper Networks, Inc.	28,939	803,347
Kyocera Corp. - ADR	4,152	293,463
L3 Technologies, Inc.	6,342	1,259,458
Lam Research Corp. (c)	11,446	2,201,409
Lenovo Group Ltd. - ADR	10,514	118,913
LG Display Co. Ltd. - ADR (c)	23,538	330,944
Logitech International SA (b)(c)	3,886	134,689
MACOM Technology Solutions Holdings, Inc. (a)(c)	12,772	416,239
Maxim Integrated Products, Inc.	15,582	815,406
MaxLinear, Inc. (a)(c)	31,500	831,915
Mettler-Toledo International, Inc. (a)	3,628	2,282,773
Microchip Technology, Inc. (c)	10,576	920,006
Micron Technology, Inc. (a)(c)	38,569	1,634,940
Microsemi Corp. (a)(c)	4,800	253,680
Motorola Solutions, Inc. (c)	24,944	2,347,480
Murata Manufacturing Co. Ltd. - ADR (c)	1,762	59,885
NCR Corp. (a)(c)	17,200	538,188
NetApp, Inc. (c)	8,478	479,092
NETGEAR, Inc. (a)(c)	13,030	671,045
NVIDIA Corp.	2,250	451,598
NXP Semiconductors NV (a)(b)	7,334	831,602
Omron Corp. - ADR	4,725	281,015
ON Semiconductor Corp. (a)(c)	44,308	889,705
Panasonic Corp. - ADR	13,873	208,359
PerkinElmer, Inc.	14,278	1,052,003
Plantronics, Inc. (c)	11,255	588,862
Qorvo, Inc. (a)(c)	4,937	378,075

Raytheon Co.	1,383	264,360
Roper Technologies, Inc.	3,377	902,368
Seiko Epson Corp. - ADR	9,701	117,557
Semiconductor Manufacturing International Corp. - ADR (a)(c)	17,843	124,187
Semtech Corp. (a)(c)	22,945	781,277
Sequans Communications SA - ADR (a)	21,803	40,554
Silicon Motion Technology Corp. - ADR (c)	2,658	137,578
Skyworks Solutions, Inc.	10,531	1,103,017
Sonova Holding AG - ADR	13,140	417,615
STMicroelectronics NV (b)(c)	4,754	107,535
Swatch Group AG - ADR	16,017	290,709
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	40,304	1,596,038
TDK Corp. - ADR	2,311	190,218
Teradyne, Inc. (c)	27,097	1,096,616
Texas Instruments, Inc.	2,651	257,916
Tokyo Electron Ltd. - ADR (c)	5,526	256,462
Toshiba Corp. - ADR (a)	4,091	61,279
Western Digital Corp.	9,485	747,987
		71,109,153
Construction of Buildings - 0.70%
ACS Actividades de Construccion y Servicios SA - ADR (a)	19,164	146,796
CK Hutchison Holdings Ltd. - ADR	13,334	167,475
Daiwa House Industry Co. Ltd. - ADR	5,074	187,357
DR Horton, Inc.	16,731	853,281
Lennar Corp. - Class A	12,818	804,714
Lennar Corp. - Class B	256	13,156
NVR, Inc. (a)	236	820,100
Persimmon PLC - ADR	1,851	127,895
PulteGroup, Inc. (c)	22,582	770,724
Sekisui House Ltd. - ADR	3,735	70,031
Sun Hung Kai Properties Ltd. - ADR	9,252	151,409
Swire Pacific Ltd. - ADR	23,323	222,735
Toll Brothers, Inc. (c)	11,650	586,345
Xinyuan Real Estate Co. Ltd. - ADR	21,984	129,266
		5,051,284
Couriers and Messengers - 0.16%
FedEx Corp.	4,300	995,278
ZTO Express Cayman, Inc. - ADR (a)	10,446	167,763
		1,163,041
Credit Intermediation and Related Activities - 10.04%
Akbank Turk AS - ADR	13,177	59,955
American Express Co.	10,771	1,052,434
Ameriprise Financial, Inc.	4,508	735,841
Australia and New Zealand Banking Group - ADR (c)	13,714	295,811
Banca Mediolanum SpA - ADR	1,452	23,987
Banco Bilbao Vizcaya Argentaria SA - ADR	34,091	291,819
Banco de Chile - ADR	680	56,413
Banco do Brasil SA - ADR	23,349	215,745
Banco Macro SA - ADR	110	11,169
Banco Santander Chile - ADR	1,484	40,765
Banco Santander SA - ADR	69,992	468,246
Bank of America Corp.	128,483	3,619,366
Bank of China Ltd. - ADR (c)	49,378	598,807
Bank of New York Mellon Corp.	22,097	1,209,590
Bank Rakyat Indonesia Persero Tbk PT - ADR	43,248	532,383
Barclays PLC - ADR (c)	18,639	192,914
BB&T Corp.	20,839	1,029,863
BNP Paribas SA - ADR	68,012	2,583,096
CaixaBank SA - ADR	98,601	152,832
Capital One Financial Corp.	12,343	1,135,556
China Construction Bank Corp. - ADR	84,055	1,468,441
Cielo SA - ADR (c)	496,102	3,502,480
Citigroup, Inc.	33,216	2,507,808
Citizens Financial Group, Inc.	13,608	553,846
Commerzbank AG - ADR (a)	10,849	156,377
Commonwealth Bank of Australia - ADR	6,211	374,772
Credit Agricole SA - ADR (c)	21,541	180,707
Danske Bank A/S - ADR	18,390	344,481
DBS Group Holdings Ltd. - ADR	4,658	340,914
Discover Financial Services	32,698	2,308,479
DNB ASA - ADR	7,473	136,038
Erste Group Bank AG - ADR	7,093	155,060
Fifth Third Bancorp (c)	30,260	923,233
First Bancorp	13,035	494,027
Flushing Financial Corp.	11,190	316,453

Great Western Bancorp, Inc.	21,390	883,835
Grupo Financiero Banorte SAB de CV - ADR	8,366	244,455
Grupo Financiero Santander Mexico SAB de CV - ADR	20,663	167,990
Grupo Supervielle SA - ADR (a)	4,377	115,115
H&R Block, Inc.	12,254	320,810
HDFC Bank Ltd. - ADR	5,372	521,621
Hope Bancorp, Inc.	39,734	743,820
Houlihan Lokey, Inc.	9,750	435,240
Huntington Bancshares, Inc.	19,148	275,731
ICICI Bank Ltd. - ADR	317,932	3,033,071
Independent Bank Corp. (c)	6,515	473,641
Independent Bank Group, Inc.	6,680	460,252
Industrial & Commercial Bank of China Ltd. - ADR (c)	69,235	1,076,604
Intesa Sanpaolo S.p.A - ADR	10,400	210,756
Itau CorpBanca - ADR	1,068	12,709
JPMorgan Chase & Co. (c)	82,196	8,591,127
Julius Baer Group Ltd. - ADR	36,674	429,453
Kasikornbank PCL - ADR	13,885	401,277
KB Financial Group, Inc. - ADR	8,890	491,706
KBC Group NV - ADR (c)	3,595	146,838
KeyCorp	44,799	850,285
Lloyds Banking Group PLC - ADR (c)	1,238,575	4,471,257
M&T Bank Corp.	3,161	534,051
Macquarie Group Ltd. - ADR	2,664	199,320
MainSource Financial Group, Inc.	12,610	498,726
Mitsubishi Corp. - ADR	5,991	302,761
Mitsubishi UFJ Financial Group, Inc. - ADR (c)	512,793	3,656,214
National Australia Bank Ltd. - ADR	32,505	363,406
Nedbank Group Ltd. - ADR	5,186	86,438
Nordea Bank AB - ADR	25,041	292,679
Northern Trust Corp.	4,483	438,348
Old National Bancorp (c)	32,735	597,414
PNC Financial Services Group, Inc.	7,586	1,066,288
QIWI PLC - ADR	3,366	49,581
Regions Financial Corp.	82,892	1,375,178
Retrophin, Inc. (a)(c)	26,685	601,480
Royal Bank of Scotland Group PLC - ADR (a)(c)	10,036	75,671
Sberbank of Russia PJSC - ADR	26,784	444,079
Societe Generale SA - ADR	15,344	154,207
Standard Bank Group Ltd. - ADR (c)	14,121	180,466
State Street Corp.	7,263	692,527
Sterling Bancorp (c)	34,730	880,406
Sumitomo Mitsui Trust Holdings, Inc. - ADR	37,193	139,474
Suntrust Banks, Inc.	9,259	570,632
SVB Financial Group (a)	1,919	436,841
Svenska Handelsbanken AB - ADR	20,012	135,481
Swedbank AB - ADR	4,016	95,870
Turkiye Garanti Bankasi AS - ADR	21,616	53,824
Umpqua Holdings Corp.	39,790	879,757
United Bankshares, Inc. (c)	14,217	533,848
United Overseas Bank Ltd. - ADR	5,155	202,777
Wells Fargo & Co.	30,553	1,725,328
Western Union Co. (c)	65,491	1,289,518
Westpac Banking Corp. - ADR	13,746	327,842
Woori Bank - ADR	6,797	308,040
Worldpay Group PLC - ADR	6,345	109,305
WSFS Financial Corp. (c)	16,775	848,815
		72,573,893
Crop Production - 0.00%
Cresud SACIF y A - ADR	845	18,429
Data Processing, Hosting and Related Services - 0.66%
Capgemini SE - ADR	1,634	37,649
DST Systems, Inc.	8,150	510,027
ExlService Holdings, Inc. (a)	12,660	777,071
Fiserv, Inc. (a)(c)	10,720	1,409,144
InterXion Holding NV (a)(b)	11,450	661,009
Trivago NV - ADR (a)(c)	4,444	30,441
Visa, Inc. (c)	11,730	1,320,681
		4,746,022
Educational Services - 0.10%
China Distance Education Holdings Ltd. - ADR (a)	22,785	201,647
Estacio Participacoes SA - ADR	15,234	141,219
Kroton Educacional SA - ADR (c)	27,932	152,593
New Oriental Education & Technology Group, Inc. - ADR	1,716	145,620
TAL Education Group - ADR	3,676	102,487
		743,566

Electrical Equipment, Appliance, and Component Manufacturing - 0.92%
AMETEK, Inc.	11,926	866,902
Corning, Inc.	41,146	1,332,719
Eaton Corp. PLC (b)	20,548	1,598,223
Koninklijke Philips NV (b)	6,427	248,982
Mitsubishi Electric Corp. - ADR (c)	7,188	238,678
Nidec Corp. - ADR	6,053	206,982
Rockwell Automation, Inc.	4,241	818,852
SMC Corp. - ADR (a)	10,388	210,710
Spectrum Brands Holdings, Inc. (c)	5,050	580,144
Valeo SA - ADR	1,588	57,797
Whirlpool Corp.	2,846	479,750
		6,639,739
Electronics and Appliance Stores - 0.13%
Best Buy Co., Inc.	10,057	599,498
GameStop Corp. (c)	16,600	311,250
		910,748
Fabricated Metal Product Manufacturing - 0.80%
Assa Abloy AB - ADR	303,464	3,069,538
BAE Systems PLC - ADR (c)	5,820	175,997
Barnes Group, Inc. (c)	15,945	1,056,675
BWX Technologies, Inc.	4,400	274,780
Luxfer Holdings PLC - ADR	11,735	169,336
Parker Hannifin Corp.	4,234	793,832
SKF AB - ADR	10,712	241,877
		5,782,035
Fishing, Hunting and Trapping - 0.01%
Marine Harvest ASA - ADR	5,607	99,154
Food and Beverage Stores - 0.45%
Associated British Foods PLC - ADR	3,168	125,358
Carrefour SA - ADR	46,073	190,696
GrubHub, Inc. (a)(c)	16,650	1,124,874
J Sainsbury PLC - ADR	10,969	137,880
Koninklijke Ahold Delhaize NV - ADR	13,235	283,626
Kroger Co.	34,402	889,636
Seven & I Holdings Co. Ltd. - ADR	6,328	133,236
Shoprite Holdings Ltd. - ADR	8,925	148,601
Wm Morrison Supermarkets PLC - ADR	13,302	193,611
		3,227,518
Food Manufacturing - 1.45%
Archer-Daniels-Midland Co.	23,272	928,087
Bunge Ltd. (b)	10,138	678,334
Campbell Soup Co. (c)	17,379	856,785
Chr Hansen Holding A/S - ADR	4,445	205,137
Conagra Foods, Inc.	44,163	1,648,604
Hormel Foods Corp. (c)	22,870	833,612
Ingredion, Inc.	8,363	1,158,108
J&J Snack Foods Corp.	5,052	763,408
JM Smucker Co. (c)	12,072	1,408,440
Pinnacle Foods, Inc.	17,035	991,948
Symrise AG - ADR (c)	5,872	124,698
Tyson Foods, Inc.	10,787	887,231
		10,484,392
Food Services and Drinking Places - 0.54%
Bidvest Group Ltd. - ADR	3,185	89,570
Cheesecake Factory, Inc. (c)	10,935	536,252
Chuy's Holdings, Inc. (a)(c)	13,470	335,403
Compass Group PLC - ADR	11,665	240,416
Darden Restaurants, Inc.	15,977	1,347,182
Del Frisco's Restaurant Group, Inc. (a)	24,435	355,529
Domino's Pizza, Inc. (c)	2,465	458,884
Jack in the Box, Inc.	5,475	566,717
		3,929,953
Funds, Trusts, and Other Financial Vehicles - 0.57%
NN Group NV - ADR	9,505	208,350
UBS Group AG (a)(b)	229,916	3,949,956
		4,158,306
Furniture and Home Furnishings Stores - 0.02%
Ryohin Keikaku Co. Ltd. - ADR (c)	2,176	136,413
General Merchandise Stores - 1.16%
Burlington Stores, Inc. (a)(c)	7,100	755,227
Costco Wholesale Corp. (c)	8,050	1,484,662
Dollar General Corp.	5,429	478,186
Five Below, Inc. (a)(c)	10,600	655,080

Kering - ADR (c)	4,522	200,926
Target Corp.	11,790	706,221
Tractor Supply Co.	5,673	387,126
Wal-Mart de Mexico SAB de CV - ADR	6,752	159,617
Wal-Mart Stores, Inc.	36,343	3,533,630
		8,360,675
Health and Personal Care Stores - 0.51%
Clicks Group Ltd. - ADR (c)	6,701	170,205
CVS Health Corp. (c)	20,142	1,542,877
Express Scripts Holding Co. (a)	23,577	1,536,749
Walgreens Boots Alliance, Inc.	5,950	432,922
		3,682,753
Heavy and Civil Engineering Construction - 0.26%
Atlantia SpA - ADR	4,443	73,661
Granite Construction, Inc.	12,100	803,077
IRSA Inversiones y Representaciones SA - ADR	1,042	31,458
MYR Group, Inc. (a)	18,905	672,262
RWE AG - ADR (a)	4,123	94,532
Vinci SA - ADR	7,195	183,760
		1,858,750
Hospitals - 0.15%
HCA Healthcare, Inc. (a)	3,250	276,250
HealthSouth Corp.	15,505	774,475
		1,050,725
Insurance Carriers and Related Activities - 7.87%
Aegon NV (b)	38,450	238,006
Aetna, Inc.	6,714	1,209,729
Aflac, Inc.	14,305	1,253,690
Ageas - ADR	5,714	281,352
AIA Group Ltd. - ADR (c)	121,890	3,993,116
Allianz SE - ADR	27,528	648,973
Allstate Corp.	19,992	2,052,379
American Financial Group, Inc.	7,093	745,191
American International Group, Inc. (c)	11,294	677,188
Anthem, Inc.	9,873	2,319,760
Aon PLC (b)	7,493	1,050,668
Aviva PLC - ADR (c)	9,476	132,465
AXA SA - ADR	133,831	4,044,373
Berkshire Hathaway, Inc. (a)	14,219	2,744,409
Centene Corp. (a)	6,490	662,564
Chubb Ltd. (b)	5,664	861,551
Cigna Corp.	10,309	2,182,725
Essent Group Ltd. (a)(b)	21,890	968,633
Everest Re Group Ltd. (b)	2,885	633,546
Fanhua, Inc. - ADR	31,680	682,387
Hartford Financial Services Group, Inc.	8,405	482,783
Humana, Inc.	6,798	1,773,326
Infinity Property & Casualty Corp.	5,483	591,067
ING Groep NV - ADR (c)	166,007	3,004,727
Legal & General Group PLC - ADR (c)	8,075	147,958
Lincoln National Corp.	7,578	580,096
Loews Corp.	26,821	1,348,560
Marsh & McLennan Companies, Inc.	4,200	352,506
MGIC Investment Corp. (a)	74,470	1,088,751
MS&AD Insurance Group Holdings, Inc. - ADR	7,200	117,842
Muenchener Rueckversicherungs-Gesellschaft AG - ADR	17,550	390,312
Ping An Insurance Group Co. of China Ltd. - ADR	25,576	511,520
Primerica, Inc.	8,185	851,240
Principal Financial Group, Inc.	15,960	1,129,808
Progressive Corp.	16,401	872,205
Prudential Financial, Inc.	5,910	684,614
Prudential PLC - ADR	52,498	2,632,775
QBE Insurance Group Ltd. - ADR	29,606	238,180
Reinsurance Group of America, Inc.	5,339	865,185
SCOR SE - ADR	47,549	195,331
Selective Insurance Group, Inc.	12,145	743,274
Swiss Re AG - ADR	18,797	439,906
Tokio Marine Holdings, Inc. - ADR	55,233	2,493,052
Travelers Companies, Inc.	6,382	865,208
United Fire Group, Inc.	5,725	275,144
UnitedHealth Group, Inc.	19,383	4,422,620
Unum Group	13,913	787,754
WellCare Health Plans, Inc. (a)	3,647	776,775
XL Group Ltd. (b)	11,649	452,214
Zurich Insurance Group AG - ADR	14,882	448,320
		56,945,758

Leather and Allied Product Manufacturing - 0.20%
Hermes International - ADR	6,045	317,121
Steven Madden Ltd. (a)(c)	25,682	1,097,906
		1,415,027
Machinery Manufacturing - 2.52%
AAON, Inc. (c)	17,078	622,493
Alfa Laval AB - ADR	5,452	128,531
Applied Materials, Inc.	60,058	3,169,260
ASML Holding NV (b)(c)	1,638	287,502
Atlas Copco AB - ADR	3,924	169,089
Baker Hughes a GE Co.	20,696	615,292
Belden, Inc. (c)	6,470	547,944
Brooks Automation, Inc.	22,450	558,781
Canon, Inc. - ADR (c)	14,809	568,221
Columbus McKinnon Corp.	22,433	895,974
Cummins, Inc.	8,075	1,351,755
Deere & Co. (c)	5,654	847,308
Electrolux AB - ADR	2,895	192,141
ESCO Technologies, Inc. (c)	10,831	707,806
Esterline Technologies Corp. (a)	1,115	78,998
FANUC Corp. - ADR	12,107	302,711
FUJIFILM Holdings Corp. - ADR	6,088	250,010
IDEX Corp.	7,381	1,000,642
II-VI, Inc. (a)(c)	14,805	701,757
Ingersoll-Rand PLC (b)	18,733	1,641,385
Kadant, Inc.	9,360	957,528
Makita Corp. - ADR	2,715	114,008
Nikon Corp. - ADR	6,138	122,128
Olympus Corp. - ADR (c)	3,722	153,570
Rolls-Royce Holdings PLC - ADR	10,564	122,521
Scotts Miracle-Gro Co. (c)	3,123	308,865
Sharp Corp. - ADR (a)(c)	15,154	127,445
Snap-on, Inc. (c)	3,692	625,536
Techtronic Industries Co. Ltd. - ADR (c)	9,890	288,145
Toro Co.	7,992	521,478
Vestas Wind Systems A/S - ADR	2,584	55,039
Weichai Power Co. Ltd. - ADR (c)	22,649	204,634
		18,238,497
Management of Companies and Enterprises - 0.47%
American Equity Invesment Life Holding Co.	18,295	580,500
Asahi Kasei Corp. - ADR (c)	10,926	275,674
BOC Hong Kong Holdings Ltd. - ADR	1,316	133,903
Bryn Mawr Bank Corp.	7,086	312,847
Bunzl PLC - ADR	3,503	99,993
City Holding Co.	7,598	541,130
CoBiz Financial, Inc. (c)	21,500	455,370
FCB Financial Holdings, Inc. (a)	10,835	572,630
First Interstate BancSystem, Inc.	10,405	413,079
Park24 Co. Ltd. - ADR	1,804	44,604
		3,429,730
Materials - 0.03%
Venator Materials PLC (a)(b)(c)	10,915	240,130
Merchant Wholesalers, Durable Goods - 1.95%
Anixter International, Inc. (a)	8,990	642,785
Applied Industrial Technologies, Inc. (c)	11,500	735,425
Arrow Electronics, Inc. (a)	14,397	1,162,270
Avnet, Inc.	29,650	1,227,806
Cie Generale des Etablissements Michelin - ADR	11,775	342,005
Continental Building Products, Inc. (a)	41,295	1,152,131
Ferguson PLC - ADR	19,015	138,049
Fortune Brands Home & Security, Inc.	7,651	523,481
Geely Automobile Holdings Ltd. - ADR	4,217	297,003
Henry Schein, Inc. (a)	8,873	633,975
Huntington Ingalls Industries, Inc.	2,327	562,366
KLA-Tencor Corp. (c)	10,048	1,027,308
Lennox International, Inc.	6,650	1,394,771
Mitsui & Co. Ltd. - ADR	1,116	338,228
Mohawk Industries, Inc. (a)	3,574	1,010,048
Paycom Software, Inc. (a)(c)	6,405	525,210
Safran SA - ADR (c)	9,214	245,535
TE Connectivity Ltd. (b)	14,834	1,400,922
Weibo Corp. - ADR (a)(c)	842	91,408
WestRock Co.	9,955	621,292
		14,072,018

Merchant Wholesalers, Nondurable Goods - 2.25%
Adamas Pharmaceuticals, Inc. (a)(c)	17,990	668,328
AmerisourceBergen Corp.	5,695	483,050
Brenntag AG - ADR (c)	390,577	4,870,495
Cardinal Health, Inc.	9,096	538,392
Danone SA - ADR	162,439	2,752,529
Hutchison China MediTech Ltd. - ADR (a)	3,047	105,396
Illinois Tool Works, Inc.	4,250	719,313
ITOCHU Corp. - ADR	6,646	231,347
KOC Holding AS - ADR	5,884	124,094
Orkla ASA - ADR (c)	3,303	33,013
Suntory Beverage & Food Ltd. - ADR	1,864	40,225
Unilever PLC - ADR (c)	75,447	4,261,247
US Foods Holding Corp. (a)	48,698	1,418,086
		16,245,515
Mining (except Oil and Gas) - 0.82%
Anglo American PLC - ADR (c)	30,723	283,881
Barrick Gold Corp. (b)	23,378	322,149
BHP Billiton Ltd. - ADR (c)	9,987	414,960
BHP Billiton PLC - ADR	7,852	285,577
China Shenhua Energy Co. Ltd. - ADR	39,993	390,732
DRDGOLD Ltd. - ADR (c)	25,329	85,359
Fortescue Metals Group Ltd. - ADR	20,817	145,490
Freeport-McMoRan, Inc. (a)	51,677	719,343
Glencore PLC - ADR	33,409	304,523
Gold Fields Ltd. - ADR	16,982	71,834
Harmony Gold Mining Co. Ltd. - ADR	56,182	103,375
Mechel PJSC - ADR	46,310	213,952
MMC Norilsk Nickel PJSC - ADR	6,878	119,265
Randgold Resources Ltd. - ADR	1,256	115,251
Rio Tinto PLC - ADR (c)	8,455	404,995
Sibanye Gold Ltd. - ADR	16,293	90,752
US Silica Holdings, Inc. (c)	6,175	204,825
Vale SA - ADR (c)	64,475	689,882
Vedanta Ltd. - ADR	11,959	217,893
Worthington Industries, Inc.	17,825	741,519
		5,925,557
Miscellaneous Manufacturing - 1.93%
Ansell Ltd. - ADR (c)	1,405	105,353
Baxter International, Inc.	35,135	2,302,396
CONMED Corp.	15,355	821,493
ConvaTec Group PLC - ADR	5,332	55,666
Cooper Cos., Inc.	5,144	1,240,630
CR Bard, Inc.	2,275	764,264
CryoLife, Inc. (a)	38,180	776,963
Dover Corp.	6,917	675,860
Estee Lauder Cos., Inc.	11,323	1,413,450
Getinge AB - ADR	4,219	75,604
Hasbro, Inc.	4,747	441,566
Intuitive Surgical, Inc. (a)	3,555	1,421,218
Luxottica Group SpA - ADR	2,155	125,076
Mattel, Inc. (a)(c)	21,626	394,675
Merit Medical Systems, Inc. (a)	20,880	907,236
NuVasive, Inc. (a)(c)	5,890	339,794
Smith & Nephew PLC - ADR (c)	9,330	334,387
Smiths Group PLC - ADR	7,939	161,559
Textron, Inc.	9,523	530,526
WR Grace & Co.	5,316	389,716
Wright Medical Group NV (a)(b)(c)	29,155	708,758
		13,986,190
Motion Picture and Sound Recording Industries - 0.31%
Cinemark Holdings, Inc. (c)	14,398	519,912
Regal Entertainment Group (c)	29,931	604,906
Time Warner, Inc.	12,040	1,101,780
		2,226,598
Motor Vehicle and Parts Dealers - 0.12%
Advance Auto Parts, Inc.	3,109	314,009
Malibu Boats, Inc. (a)(c)	17,475	546,269
		860,278
Nonmetallic Mineral Product Manufacturing - 0.70%
Cemex SAB de CV - ADR (a)	71,794	544,916
Cie de Saint-Gobain - ADR	16,577	190,138
CRH PLC - ADR (c)	3,520	122,003
Eagle Materials, Inc.	2,650	296,615
HeidelbergCement AG - ADR	3,021	64,269

James Hardie Industries PLC - ADR	5,672	93,191
LafargeHolcim Ltd. - ADR	234,439	2,548,352
Owens Corning	8,013	707,949
Owens-Illinois, Inc. (a)	19,400	469,868
		5,037,301
Nonstore Retailers - 0.60%
Amazon.com, Inc. (a)	2,610	3,071,317
Bitauto Holdings Ltd - ADR (a)	1,011	29,956
Copart, Inc. (a)	17,276	745,632
WW Grainger, Inc. (c)	2,383	527,382
		4,374,287
Oil and Gas Extraction - 2.28%
Akzo Nobel NV - ADR	60,628	1,853,458
BASF SE - ADR	24,672	690,816
Cabot Oil & Gas Corp.	14,952	432,860
Carrizo Oil & Gas, Inc. (a)(c)	34,340	663,792
Centrica PLC - ADR	15,910	124,146
CNOOC Ltd. - ADR	3,037	415,583
Devon Energy Corp.	17,087	658,362
Diamondback Energy, Inc. (a)	11,606	1,268,652
Ecopetrol SA - ADR (c)	4,926	57,142
Energen Corp. (a)	4,973	280,776
LUKOIL PJSC - ADR	10,300	576,285
Minerals Technologies, Inc.	14,255	1,032,775
Newfield Exploration Co. (a)(c)	13,891	429,649
PetroChina Co. Ltd. - ADR	4,575	308,996
Petroleo Brasileiro SA - ADR (a)(c)	22,596	219,633
Phillips 66 (c)	16,137	1,574,326
Repsol SA - ADR	17,711	325,351
RSP Permian, Inc. (c)	–	–
Sasol Ltd. - ADR (c)	10,438	328,693
SM Energy Co. (c)	17,599	363,243
TOTAL SA - ADR (c)	73,926	4,180,514
Whiting Petroleum Corp. (a)(c)	17,734	442,463
Woodside Petroleum Ltd. - ADR	10,189	239,910
		16,467,425
Other Information Services - 1.41%
Alibaba Group Holding Ltd. - ADR (a)(c)	12,609	2,232,802
Changyou.com Ltd. - ADR (a)	3,574	130,380
Facebook, Inc. (a)	19,240	3,408,943
j2 Global, Inc. (c)	9,725	733,849
Liberty Global PLC- LiLAC (a)(b)	8,951	185,733
NetEase, Inc. - ADR (c)	1,909	627,507
Phoenix New Media Ltd. - ADR (a)	46,569	312,944
VeriSign, Inc. (a)(c)	17,836	2,052,924
YY, Inc. - ADR (a)	5,275	544,327
		10,229,409
Paper Manufacturing - 0.34%
Boise Cascade Co.	23,010	885,885
Neenah Paper, Inc.	12,651	1,131,000
Smurfit Kappa Group PLC - ADR (c)	3,886	123,143
Stora Enso OYJ - ADR	9,418	144,048
UPM-Kymmene OYJ - ADR	4,748	143,204
		2,427,280
Performing Arts, Spectator Sports, and Related Industries - 0.48%
Activision Blizzard, Inc.	19,750	1,232,400
Electronic Arts, Inc. (a)	9,350	994,373
Live Nation Entertainment, Inc. (a)(c)	17,017	772,231
Viacom, Inc.	15,501	438,988
		3,437,992
Personal and Laundry Services - 0.03%
Kingfisher PLC - ADR (c)	20,553	187,813
Petroleum and Coal Products Manufacturing - 2.34%
Andeavor	10,626	1,120,724
Chevron Corp.	40,705	4,843,488
China Petroleum & Chemical Corp. - ADR	6,556	472,688
Eni SpA - ADR (c)	8,414	277,410
Exxon Mobil Corp.	6,350	528,892
HollyFrontier Corp. (c)	12,777	568,321
Marathon Petroleum Corp.	23,956	1,500,364
Murphy Oil Corp. (c)	22,272	622,502
Norsk Hydro ASA - ADR	13,043	88,771
Royal Dutch Shell PLC - ADR	82,789	5,308,430
Statoil ASA - ADR (c)	11,531	231,542
Valero Energy Corp.	15,587	1,334,559
		16,897,691

Pipeline Transportation - 0.63%
National Grid PLC - ADR (c)	5,978	359,338
Snam SpA - ADR	303,751	3,061,810
South Jersey Indsustries, Inc.	23,295	788,769
Williams Cos., Inc.	13,100	380,555
		4,590,472
Plastics and Rubber Products Manufacturing - 0.59%
Armstrong World Industries, Inc. (a)	5,950	356,703
Avery Dennison Corp.	3,530	402,843
Berry Global Group, Inc. (a)	4,388	262,271
Bridgestone Corp. - ADR	117,161	2,673,380
Continental AG - ADR	2,775	148,357
Goodyear Tire & Rubber Co. (c)	13,858	448,583
		4,292,137
Postal Service - 0.08%
Deutsche Post AG - ADR	8,299	395,638
Royal Mail PLC - ADR (c)	15,404	185,618
		581,256
Primary Metal Manufacturing - 0.60%
ArcelorMittal (b)(c)	7,021	212,385
Arconic, Inc.	13,254	326,181
Cia Siderurgica Nacional SA - ADR (a)	23,350	51,837
Kaiser Aluminum Corp. (c)	8,395	813,139
Nucor Corp.	11,601	667,058
Silicon Laboratories, Inc. (a)	6,215	566,187
Steel Dynamics, Inc.	28,674	1,103,949
Ternium SA - ADR	3,908	111,612
United States Steel Corp. (c)	11,349	328,214
Usinas Siderurgicas de Minas Gerais SA - ADR (a)	50,445	128,130
		4,308,692
Printing and Related Support Activities - 0.02%
Dai Nippon Printing Co. Ltd. - ADR	14,928	163,312
Professional, Scientific, and Technical Services - 3.94%
51job, Inc. - ADR (a)(c)	5,630	323,725
Adecco Group AG - ADR (c)	7,885	297,816
Amadeus IT Group SA - ADR	3,412	246,606
Amdocs Ltd. (b)	23,852	1,557,296
Amgen, Inc.	8,340	1,465,004
Atos SE - ADR	5,645	167,132
Baidu, Inc. - ADR (a)	1,967	469,287
Cadence Design System, Inc. (a)	27,931	1,226,450
Callidus Software, Inc. (a)	44,150	1,292,491
CDW Corp.	14,901	1,043,219
Cellect Biotechnology Ltd. - ADR (a)	1,355	11,396
Charles River Labratories International, Inc. (a)	7,832	816,094
China Finance Online Co. Ltd. - ADR (a)	41,036	71,813
Cognizant Technology Solutions Corp. - Class A	14,270	1,031,436
Convergys Corp. (c)	35,970	887,740
CyberArk Software Ltd. (a)(b)(c)	73,260	3,447,615
eBay, Inc. (a)	35,212	1,220,800
Exact Sciences Corp. (a)(c)	12,660	753,017
Exelixis, Inc. (a)	15,799	427,837
F5 Networks, Inc. (a)	7,867	1,055,751
Forward Pharma A/S - ADR	8,957	36,813
Galapagos NV - ADR (a)	419	36,947
GKN PLC - ADR	30,910	127,658
Grana y Montero SAA - ADR	3,609	10,971
Gravity Co. Ltd. - ADR (c)	7,477	568,252
Imperial Holdings Ltd. - ADR	12,505	208,615
Infosys Ltd. - ADR	26,769	416,526
International Business Machines Corp.	2,835	436,505
Interpublic Group of Companies, Inc. (c)	26,027	514,814
IQVIA Holdings, Inc. (a)	8,353	852,090
Jardine Matheson Holdings Ltd. - ADR	8,238	518,088
KeyW Holding Corp. (a)(c)	21,735	119,325
Leidos Holdings, Inc.	14,660	931,936
Materialise NV - ADR (a)	5,020	73,292
Mesoblast Ltd. - ADR (a)	2,637	13,765
Naspers Ltd. - ADR	11,912	650,991
Natera, Inc. (a)	30,311	294,926
Navigant Consulting, Inc. (a)(c)	25,565	490,592
Nice Ltd. - ADR	1,979	173,182
Omnicom Group, Inc. (c)	2,450	175,028
Pandora A/S - ADR	1,273	31,940

Santen Pharmaceutical Co. Ltd. - ADR	652	10,011
ServiceNow, Inc. (a)	5,734	705,282
Summit Therapeutics PLC - ADR (a)	6,694	77,918
Telia Co. AB - ADR	19,064	166,238
Tetra Tech, Inc.	14,825	741,250
VMware, Inc. (a)(c)	5,300	636,583
Waters Corp. (a)	7,469	1,472,664
Wipro Ltd. - ADR	30,266	163,134
		28,467,861
Publishing Industries (except Internet) - 3.77%
ANSYS, Inc. (a)	10,478	1,552,735
CA, Inc. (c)	28,474	941,635
Citrix Systems, Inc. (a)(c)	20,715	1,815,255
Dassault Systemes SE - ADR	1,296	139,294
DXC Technology Co.	21,694	2,085,661
Informa PLC - ADR	2,281	46,624
Microsoft Corp.	47,340	3,984,607
MiX Telematics Ltd. - ADR	27,885	327,928
Oracle Corp.	29,919	1,467,826
Pearson PLC - ADR	10,951	104,035
Proofpoint, Inc. (a)(c)	12,055	1,085,553
Red Hat, Inc. (a)(c)	13,235	1,677,669
RELX NV - ADR	11,986	276,157
RELX PLC - ADR	11,938	283,647
SAP SE - ADR (c)	32,284	3,659,390
Synopsys, Inc. (a)	18,512	1,673,115
Tableau Software, Inc. (a)	3,173	223,062
TEGNA, Inc. (c)	39,475	524,228
Trend Micro, Inc. - ADR	3,720	211,445
Twenty-First Century Fox, Inc.	56,373	1,800,554
Veeva Systems, Inc. (a)(c)	4,000	240,840
Vipshop Holdings Ltd - ADR (a)	7,242	59,602
Wolters Kluwer NV - ADR	60,025	3,112,295
		27,293,157
Rail Transportation - 0.32%
East Japan Railway Co. - ADR	10,227	165,524
Kansas City Southern	3,434	385,089
Norfolk Southern Corp.	5,276	731,412
Union Pacific Corp.	8,000	1,012,000
		2,294,025
Real Estate - 0.13%
CBRE Group, Inc. (a)	9,030	391,541
Daito Trust Construction Co. Ltd. - ADR	4,497	206,655
Realogy Holdings Corp. (c)	11,595	323,617
		921,813
Rental and Leasing Services - 0.23%
Ashtead Group PLC - ADR	2,022	209,439
Brambles Ltd. - ADR	10,218	158,277
eHi Car Services Ltd. - ADR (a)	20,282	232,229
Fly Leasing Ltd. - ADR (a)	10,852	148,564
Synchrony Financial	11,320	406,275
United Rentals, Inc. (a)	3,334	531,705
		1,686,489
Retailing - 0.03%
Jumei International Holding Ltd. - ADR (a)	75,720	237,761
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.40%
Affiliated Managers Group, Inc.	3,340	663,558
Allegion PLC (b)	7,200	605,808
CBOE Holdings, Inc.	5,071	625,913
CME Group, Inc.	3,709	554,644
Daiwa Securities Group, Inc. - ADR	18,920	119,007
Deutsche Bank AG (b)(c)	9,402	177,322
Deutsche Boerse AG - ADR	10,191	115,362
Eaton Vance Corp.	10,600	585,968
Evercore, Inc.	8,420	731,277
First Pacific Co., Ltd. - ADR	78,262	286,439
FNF Group	16,758	678,029
GDS Holdings Ltd. - ADR (a)(c)	13,582	277,752
Goldman Sachs Group, Inc.	9,092	2,251,542
Invesco Ltd. (b)	14,375	519,944
London Stock Exchange Group PLC - ADR	7,668	99,983
Moody's Corp.	8,540	1,296,542
Morgan Stanley	20,215	1,043,296
MSCI, Inc.	6,535	841,055
NASDAQ, Inc.	4,746	375,693

Nomura Holdings, Inc. - ADR (c)	26,817	160,366
ORIX Corp. - ADR	1,691	145,883
Q2 Holdings, Inc. (a)(c)	15,890	664,997
Raymond James Financial, Inc.	5,147	454,480
S&P Global, Inc.	3,750	620,550
Stifel Financial Corp.	15,255	857,940
T Rowe Price Group, Inc. (c)	8,734	898,902
Vantiv, Inc. (a)(c)	11,758	881,850
WH Group Ltd. - ADR	13,872	295,238
WPP PLC - ADR	1,686	148,267
Yintech Investment Holdings Ltd. - ADR	36,605	363,122
		17,340,729
Software & Services - 0.10%
Black Knight, Inc. (a)	5,138	230,696
Cheetah Mobile, Inc. - ADR (a)(c)	29,801	379,367
Talend SA - ADR (a)	2,196	87,774
		697,837
Support Activities for Agriculture and Forestry - 0.03%
Fibria Celulose SA - ADR (c)	13,997	194,418
Support Activities for Mining - 0.65%
ConocoPhillips	33,742	1,716,793
Gazprom PJSC - ADR	103,698	465,604
Keane Group, Inc. (a)(c)	29,235	437,356
Pioneer Energy Services Corp. (a)(c)	85,200	178,920
RPC, Inc. (c)	18,899	454,332
South32 Ltd. - ADR	18,189	221,997
SRC Energy, Inc. (a)(c)	85,345	747,622
Subsea 7 SA - ADR	12,043	173,877
Superior Energy Services, Inc. (a)(c)	31,219	301,263
YPF SA - ADR	129	2,927
		4,700,691
Support Activities for Transportation - 0.27%
CH Robinson Worldwide, Inc. (c)	6,423	556,553
Expeditors International of Washington, Inc.	8,954	580,040
Grupo Aeroportuario del Sureste SAB de CV - ADR	686	122,869
Japan Airlines Co. Ltd. - ADR	13,420	246,794
XPO Logistics, Inc. (a)(c)	5,408	427,394
		1,933,650
Telecommunications - 3.19%
America Movil SAB de CV - ADR	22,954	392,513
ATN International, Inc.	11,340	677,678
Autohome, Inc. - ADR (a)	4,087	226,297
CenturyLink, Inc. (c)	38,092	555,765
China Mobile Ltd. - ADR	23,035	1,171,100
China Telecom Corp. Ltd. - ADR (c)	9,826	476,463
China Unicom Hong Kong Ltd. - ADR (a)(c)	21,174	308,293
Chunghwa Telecom Co. Ltd. - ADR	14,153	491,251
JD.com, Inc. - ADR (a)	6,769	253,499
KDDI Corp. - ADR	11,441	162,176
Koninklijke KPN NV - ADR	27,495	100,604
Mobile TeleSystems PJSC - ADR	16,079	166,739
Nippon Telegraph & Telephone Corp. - ADR	88,063	4,584,561
PLDT, Inc. - ADR	3,188	93,058
Singapore Telecommunications Ltd. - ADR	4,768	131,625
SoftBank Group Corp. - ADR	6,790	288,236
Spark New Zealand Ltd. - ADR	3,257	40,387
Swisscom AG - ADR	13,570	717,012
Telecom Italia SpA/Milano - ADR (a)	2,221	18,390
Telekomunikasi Indonesia Persero Tbk PT - ADR	15,030	467,132
Telstra Corp. Ltd. - ADR	17,107	221,707
Tencent Holdings Ltd. - ADR (c)	60,334	3,087,592
TIM Participacoes SA - ADR	10,564	189,518
T-Mobile US, Inc. (a)	46,454	2,836,947
Turkcell Iletisim Hizmetleri AS - ADR	19,565	187,433
VEON Ltd. - ADR	24,636	99,529
Verizon Communications, Inc.	10,860	552,665
Vodacom Group Ltd. - ADR (c)	21,688	226,856
Vodafone Group PLC - ADR (c)	77,003	2,370,153
Xunlei Ltd. - ADR (a)(c)	19,539	266,707
Yahoo Japan Corp. - ADR	15,078	137,662
Zayo Group Holdings, Inc. (a)	44,827	1,584,186
		23,083,734
Transportation Equipment Manufacturing - 3.50%
Airbus SE - ADR	213,775	5,541,048
Bayerische Motoren Werke AG - ADR	7,693	259,254

Boeing Co.	8,800	2,435,840
BorgWarner, Inc. (c)	22,821	1,270,673
Brunswick Corp.	21,199	1,173,365
Daimler AG - ADR	6,476	537,702
Denso Corp. - ADR	10,207	288,593
Embraer SA - ADR (c)	11,009	210,712
Federal Signal Corp.	27,855	598,883
General Dynamics Corp.	7,224	1,496,524
Gentex Corp. (c)	31,576	646,676
Harley-Davidson, Inc. (c)	7,526	377,805
KLX, Inc. (a)(c)	10,845	608,513
Lear Corp.	9,913	1,793,163
Mazda Motor Corp. - ADR	16,746	111,997
Nissan Motor Co. Ltd. - ADR	7,294	141,941
Oshkosh Corp.	6,550	589,762
Renault SA - ADR	4,356	88,610
Spirit AeroSystems Holdings, Inc.	10,090	850,083
Subaru Corp. - ADR	128,113	2,088,243
Tata Motor Ltd. - ADR	3,491	108,884
Tenneco, Inc.	14,330	851,345
Thor Industries, Inc.	4,476	687,290
United Technologies Corp.	7,652	929,335
Visteon Corp. (a)	10,351	1,363,123
Volkswagen AG - ADR	6,096	253,106
		25,302,470
Truck Transportation - 0.26%
DSV A/S - ADR	7,217	277,205
JB Hunt Transport Services, Inc.	5,177	575,372
Knight-Swift Transportation Holdings, Inc. (c)	15,827	675,496
Old Dominion Freight Lines, Inc.	2,600	336,024
		1,864,097
Utilities - 1.89%
Ameren Corp.	11,050	706,757
CenterPoint Energy, Inc.	20,814	624,628
Cheniere Energy, Inc. (a)	10,730	518,474
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	21,219	211,553
CLP Holdings Ltd. - ADR (c)	35,433	365,279
Consolidated Edison, Inc.	6,398	569,678
DTE Energy Co.	4,385	506,774
E.ON SE - ADR	10,384	120,610
Électricité de France SA - ADR	40,006	103,215
Empresa Distribuidora Y Comercializadora Norte - ADR (a)	1,678	74,906
Enel Americas SA - ADR	20,403	200,357
Enel Chile SA - ADR	19,118	102,664
Enel SpA - ADR	39,256	253,790
Engie SA - ADR	10,449	182,440
Eversource Energy	8,393	544,286
Exelon Corp.	19,886	829,446
FirstEnergy Corp.	6,850	233,859
Great Plains Energy, Inc.	13,066	448,294
Iberdrola SA - ADR	9,586	303,627
Korea Electric Power Corp. - ADR (c)	23,504	410,145
NorthWestern Corp.	16,470	1,058,362
ONEOK, Inc.	12,549	651,293
Pampa Energia SA - ADR (a)	1,221	77,802
PG&E Corp.	11,270	611,285
Pinnacle West Capital Corp.	6,141	563,806
PPL Corp.	12,861	471,613
Red Electrica Corp SA - ADR	12,240	137,761
SCANA Corp.	5,824	251,422
Sempra Energy	4,644	561,878
Spire, Inc.	12,655	1,040,873
SSE PLC - ADR	12,193	227,704
Terna Rete Elettrica Nazionale SpA - ADR (c)	6,282	116,575
Xcel Energy, Inc.	11,463	591,606
		13,672,762
Waste Management and Remediation Services - 0.35%
Casella Waste Systems, Inc. (a)	30,723	655,014
Republic Sevices, Inc.	15,518	1,007,739
US Ecology, Inc. (c)	15,465	795,674
Veolia Environnement SA - ADR	3,417	86,211
		2,544,638
Water Transportation - 0.32%
AP Moeller - Maersk A/S - ADR	20,238	179,916
Carnival Corp. (b)	20,925	1,373,516

Carnival PLC - ADR	4,076	268,853
Royal Caribbean Cruises Ltd. (b)	4,179	517,695
		2,339,980
Wholesale Electronic Markets and Agents and Brokers - 0.12%
Genuine Parts Co. (c)	9,207	855,975
Wood Product Manufacturing - 0.12%
Masco Corp.	19,448	834,514
TOTAL COMMON STOCKS (Cost $557,608,044)		682,381,721

PREFERRED STOCKS - 0.39%
Air Transportation - 0.03%
Avianca Holdings SA - ADR	10,703	82,413
Gol Linhas Aereas Inteligentes SA - ADR (a)	14,625	124,751
		207,164
Chemical Manufacturing - 0.03%
Braskem SA - ADR	8,737	244,112
Credit Intermediation and Related Activities - 0.09%
Banco Bradesco SA - ADR	24,212	237,035
Bancolombia SA - ADR	2,397	92,548
Itau Unibanco Holding SA - ADR	24,835	311,680
		641,263
Machinery Manufacturing - 0.01%
FUCHS PETROLUB SE - ADR	7,799	102,299
Management of Companies and Enterprises - 0.03%
Azul SA - ADR (a)	7,553	190,033
Oil and Gas Extraction - 0.07%
Petroleo Brasileiro SA - ADR (a)(c)	29,128	273,220
Surgutneftegas OJSC - ADR	55,361	264,626
		537,846
Primary Metal Manufacturing - 0.02%
Gerdau SA - ADR	40,220	133,530
Telecommunications - 0.04%
Telefonica Brasil SA - ADR	18,051	262,823
Transportation Equipment Manufacturing - 0.06%
Porsche Automobil Holding SE - ADR (c)	24,062	200,894
Volkswagen AG - ADR	4,951	210,270
		411,164
Utilities - 0.01%
Cia Energetica de Minas Gerais - ADR	50,473	102,965
TOTAL PREFERRED STOCKS (Cost $2,500,706)		2,833,199

EXCHANGE-TRADED FUNDS - 1.52%
iShares MSCI EAFE ETF (c)	25,275	1,772,030
iShares Russell 1000 ETF (c)	53,509	7,888,832
Vanguard FTSE Emerging Markets ETF	30,034	1,335,912
TOTAL EXCHANGE-TRADED FUNDS (Cost $10,285,258)		10,996,774

REAL ESTATE INVESTMENT TRUSTS - 2.01%
American Homes 4 Rent	15,190	326,281
Apartment Investment & Management Co.	5,541	244,303
Armada Hoffler Properties, Inc.	19,095	295,018
AvalonBay Communities, Inc.	1,764	319,866
Camden Property Trust	3,008	274,570
CoreSite Realty Corp.	2,386	270,763
CubeSmart (c)	6,321	180,401
Digital Realty Trust, Inc. (c)	2,687	313,573
Duke Realty Corp.	11,420	321,244
EastGroup Properties, Inc. (c)	6,450	606,816
Equinix, Inc.	698	324,214
Equity Residential	4,779	319,333
Essex Property Trust, Inc.	1,513	373,696
Extra Space Storage, Inc.	2,266	193,426
First Industrial Realty Trust, Inc.	27,830	905,867
GGP, Inc.	12,126	284,961
Gramercy Property Trust	32,006	912,811
HCP, Inc.	12,427	328,570
Kimco Realty Corp. (c)	9,894	183,237
Kite Realty Group Trust	45,318	871,465
Lamar Advertising Co.	5,882	442,503
LaSalle Hotel Properties (c)	25,525	725,931
Mack-Cali Realty Corp.	30,870	683,153
Mid-America Apartment Communities, Inc.	2,018	206,724
Pebblebrook Hotel Trust (c)	19,675	756,898
Prologis, Inc.	6,306	417,646
Ramco-Gershenson Properties Trust	63,780	919,071

SBA Communications Corp. (a)	2,067	350,873
SL Green Realty Corp.	2,571	262,833
UDR, Inc.	8,634	339,575
Ventas, Inc.	5,781	370,042
Vornado Realty Trust	4,894	379,872
Welltower, Inc. (c)	7,288	491,648
Weyerhaeuser Co.	10,248	362,574
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $13,680,245)		14,559,758

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 20.51%
Money Market Fund - 20.51%
Mount Vernon Liquid Assets Portfolio, LLC, 1.340% (d)	148,276,808	148,276,808
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $148,276,808)		148,276,808

SHORT-TERM INVESTMENTS - 1.67%
Fidelity Institutional Government Portfolio, Class I, 0.970% (d)	12,108,063	12,108,063
TOTAL SHORT-TERM INVESTMENTS (Cost $12,108,063)		12,108,063

Total Investments (Cost $744,459,124) - 120.48%		871,156,323
Liabilities in Excess of Other Assets - (20.48)%		(148,074,341)
TOTAL NET ASSETS - 100.00%		$723,081,982

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or portion of this security is out on loan as of November 30, 2017. Total value of securities out on loan is $145,449,815.
(d)	The rate shown represents the 7-day yield at November 30, 2017.

Abbreviations
AB	Aktiebolag is a Swedish term for a stock company.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
A/S	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
ASA	Allmennaksjeselskap is a Norwegian term for a stock company.
KGaA	Kommanditgesellschaft auf Aktien is a German term that refers to a Limited Partnership that has shares.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreviation used by many countries to signify a publicly traded company.
SAB de CV	Sociedad Anonima de Capital Variable is a Spanish term for an SA with variable capital.

The accompanying notes are an integral part of these schedule of investments.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  Each of the PMC Funds (the “Funds”) represents a distinct series with its own investment objectives and policies within the Trust.  The investment objective of the Core Fixed Income Fund is to provide current income consistent with low volatility of principal.  The investment objective of the Diversified Equity Fund is long-term capital appreciation.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Core Fixed Income Fund became effective and commenced operations on September 28, 2007.  The Diversified Equity Fund became effective and commenced operations on August 26, 2009.  Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Envestnet Asset Management, Inc. (the “Adviser”), the Funds' investment adviser.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day or at the latest price on the Composite Market (defined as the consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved pricing service ("Pricing Service")).

Debt securities are valued in accordance with prices supplied by a Pricing Service.  A Pricing Service may use the mean between the closing bid and asked prices provided by a Pricing Service.  If the closing bid and asked prices are not readily available, the Pricing Service as well as market transactions and dealer quotations may provide a price determined by a matrix pricing method or other analytical pricing models.  Any discount or premium is accreted or amortized over the expected life of the respective security.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time a Fund's NAV is calculated (such as a significant surge or decline in the U.S. or other markets) could result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  To the extent that such events are significant, a Fund will value foreign securities at fair value, taking into account such events in calculating the NAV.  In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating a Fund's NAV in advance of the time the NAV is calculated.  The Adviser anticipates that a Fund's portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

The Funds may use certain options, futures and forwards contracts (collectively, "Derivative Instruments") as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund's position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

Options and futures prices can diverge from the prices of their underlying instruments.  Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way.  Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts.

Futures contracts are valued at the last settlement price at the close of trading on the relevant exchange or board of trade.  Futures contracts for which reliable market quotations are not readily available shall be valued at a price, supplied by a Pricing Service approved by the Trust's Board of Trustees (the "Board") which is in the opinion of such Pricing Service representative of the market value of such positions at the time of determination of the NAV, it being the opinion of the Board that the valuations supplied by such Pricing Service accurately reflect the fair value of such position.

Forward foreign currency contracts are valued at the mean between the bid and ask prices.

If market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.   The Board will regularly evaluate whether the Funds' fair value pricing procedures continue to be appropriate in light of the specific circumstances of each Fund and the quality of prices obtained through application of such procedures by the Trust's valuation committee.

The Funds has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Funds to classify their securities based on valuation method.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' investments carried at fair value as of November 30, 2017.

Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Asset Backed Securities	$-	$38,473,124	$-	$38,473,124
Corporate Bonds	-	75,377,886	-	75,377,886
Foreign Corporate Bonds	-	25,849,703	-	25,849,703
Foreign Government Agency Issues	-	3,035,422	-	3,035,422
Foreign Government Notes/Bonds	-	14,915,113	-	14,915,113
Mortgage Backed Securities	-	88,372,648	-	88,372,648
Municipal Bonds	-	1,321,270	-	1,321,270
U.S. Government Agency Issues	-	3,203,867	-	3,203,867
U.S. Government Notes/Bonds	-	99,486,773	-	99,486,773
Commercial Paper	-	1,997,726	-	1,997,726
Total Fixed Income Securities	-	352,033,532	-	352,033,532
Exchange-Traded Funds	3,941,550	-	-	3,941,550
Investments Purchased with Proceeds from Securities Lending	70,181,730	-	-	70,181,730
Short-Term Investments	2,059,995	-	-	2,059,995
Total Investments in Securities	$76,183,275	$352,033,532	$-	$428,216,807

Other Financial Instruments:
Futures Contracts*	(247,085)	-	-	(247,085)
Total Other Financial Instruments	$(247,085)	$-	$-	$(247,085)

* Futures are derivative instruments reflected in the Schedule of Open Futures Contracts. This amount represents net unrealized appreciation of $73,229 and unrealized depreciation of $320,314.

Diversified Equity Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stocks*	$682,381,721	$-	$-	$682,381,721
Preferred Stocks	2,833,199	-	-	2,833,199
Exchange-Traded Funds	10,996,774	-	-	10,996,774
Real Estate Investment Trusts	14,559,758	-	-	14,559,758
Total Equity	710,771,452	-	-	710,771,452
Investments Purchased with Proceeds from Securities Lending	148,276,808	-	-	148,276,808
Short-Term Investments	12,108,063	-	-	12,108,063
Total Investments in Securities	$871,156,323	$-	$-	$871,156,323

The Funds measure Level 3 activity as of the beginning and end of the fiscal period.  For the period ended November 30, 2017 the Funds did not have significant unobservable inputs (Level 3 securities) used in determining fair value.  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

* For further breakdown of common stock by industry type, please refer to the Schedule of Investments.

Transfers between Levels are recognized as of the beginning and end of the fiscal year. Transfers between Level 1 and Level 2 resulted from securities pricing from either a market closing price to the mean of the bid and ask or securities pricing from the mean of the bid and ask to the market closing price.

Diversified Equity Fund
Transfers into Level 1	$518,088
Transfers out of Level 1	-
Net transfers in and/or out of Level 1	$518,088

Transfers into Level 2	$-
Transfers out of Level 2	(518,088)
Net transfers in and/or out of Level 2	$(518,088)

Disclosures about Derivative Instruments and Hedging Activities

Core Fixed Income Fund

The Fund invested in derivative instruments such as purchased options, written options, futures and forward contracts during the period.

The fair value of derivative instruments as reported within this Schedule of Investments as of November 30, 2017 was as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Interest Rate Contracts - Futures	Assets- Unrealized appreciation*	$73,229	Assets- Unrealized depreciation*	320,314
Total		$73,229		$320,314

*Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Open Futures Contracts.  Only the current days variation margin is reflected in the Statement of Assets and Liabilities.

The effect of derivative instruments on income for the period September 1, 2017 through November 30, 2017 was as follows:

Amount of Realized Loss on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Purchased Options	Total
Interest Rate Contracts	$(16,574)	$(7,440)	$(24,014)
Total	$(16,574)	$(7,440)	$(24,014)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Purchased Options	Total
Interest Rate Contracts	$(44,268)	$10,288	$(33,980)
Total	$(44,268)	$10,288	$(33,980)

Diversified Equity Fund

The Diversified Equity Fund did not hold derivative instruments during the period ended November 30, 2017.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)  /s/ John Buckel
John Buckel, President

Date  1/24/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Buckel
John Buckel, President

Date  1/24/18

By (Signature and Title)*  /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date  1/24/18

* Print the name and title of each signing officer under his or her signature.